--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter..................................................... 1
INCOME FUNDS:
Investment Review...................................................... 3
Portfolios of Investments:
 Aetna Bond Fund.......................................................13
 Aetna Government Fund.................................................16
 Aetna High Yield Fund.................................................17
 Aetna Money Market Fund...............................................19
Statements of Assets and Liabilities...................................22
Statements of Operations...............................................24
Statements of Changes in Net Assets....................................26
Notes to Financial Statements..........................................34
Additional Information.................................................41
Financial Highlights...................................................42

                               PRESIDENT'S LETTER

Dear Fellow Shareholder,

Thank you for investing in the Aetna Series Fund, Inc. With nearly 9,000 mutual funds available in today's market, we appreciate your confidence in us.

A brief review of the economy over the past six months lends some interesting insights into the performance of financial markets. The U.S. economy grew at an astonishing annualized rate of 7.3% in the fourth quarter of 1999 and 5.4% in the first quarter of 2000, as measured by real Gross Domestic Product. The pace of this wealth-induced growth, combined with other inflation concerns, has led the Federal Reserve to raise the Federal Funds rate by 0.75% since November to its current 6.00%, and the end is not yet in sight. Still, consumers remained confident about the economy, and economic statistics continued to show strength.

Equity markets experienced significant volatility but ended positively despite rising interest rates. Often extreme, this volatility plagued all facets of the stock market during the first four months of 2000, but was most noticeable in the technology sector. Domestic bonds produced positive returns despite interest rate increases by the Federal Reserve, and short-term interest rates moved higher than long-term interest rates.

The Fund and its advisor, Aeltus Investment Management, Inc., strive to continuously improve its products and services. Here are some highlights of our recent efforts:

  o AETNA PRINCIPAL PROTECTION FUND II enjoyed a successful offering, as investors committed nearly $130 million to the fund; AETNA PRINCIPAL PROTECTION FUND III is in its offering period until May 30, 2000. These innovative total-return funds offer investors downside protection - while providing investors the opportunity for upside market potential.

  o On December 22, 1999, Aeltus announced the acquisition of a minority equity interest in ELIJAH ASSET MANAGEMENT, LLC (EAM), headquartered in San Francisco. EAM is known as a skilled manager of specialized growth and technology funds.

  o AETNA TECHNOLOGY FUND was launched on March 1, 2000. Sub-advised by EAM, this fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the technology sector.

  o Your Board of Directors considered and agreed to submit to you a proposal (proxy) to LIQUIDATE FOUR FUNDS: Aetna Mid Cap Fund, Aetna Real Estate Securities Fund, Aetna High Yield Fund and Aetna Index Plus Bond Fund. Proxy materials will be mailed to those of you in these funds on or about May 30, 2000, with a proposed liquidation date on or before September 1, 2000.

  o On March 31, five of our funds were recognized by Morningstar, Inc. with four and five star ratings.

This is merely a sample of some of the ways we have set out to fulfill our commitment to bringing you our best in products and services. Again, we very much appreciate and value your continued confidence in our funds and in Aeltus.

Sincerely,

/s/ J. Scott Fox

J. Scott Fox
President
Aetna Series Fund, Inc.

A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

                                                                 AETNA BOND FUND
                                                               Growth of $10,000

[LINE CHART PLOT POINTS]


                           Aetna Bond Fund               Lehman Brothers
                              (Class I)                Aggregate Bond Index
Jan-92                          10,000                       10,000
                                 9,900                        9,872
                                10,290                       10,271
                                10,860                       10,712
Dec-92                          10,670                       10,741
                                11,160                       11,185
                                11,470                       11,481
                                11,771                       11,781
Dec-93                          11,820                       11,788
                                11,530                       11,450
                                11,333                       11,332
                                11,428                       11,401
Dec-94                          11,432                       11,444
                                11,921                       12,021
                                12,610                       12,753
                                12,827                       13,003
Dec-95                          13,379                       13,557
                                13,171                       13,317
                                13,225                       13,393
                                13,463                       13,641
Oct-96                          13,696                       13,944
                                13,888                       14,094
                                13,985                       14,182
                                14,612                       14,877
Oct-97                          14,751                       15,183
                                15,069                       15,604
                                15,261                       15,725
                                15,569                       16,043
Oct-98                          15,890                       16,598
                                16,319                       16,862
                                16,181                       16,712
                                15,926                       16,443
Oct-99                          16,138                       16,686
                                15,970                       16,551
Apr-00                          16,154                       16,923

[END PLOT POINTS]


LOGO

     Average Annual Total Returns
 for the period ended April 30, 2000*
----------------------------------------
           1 Year   5 Years    Inception
----------------------------------------
Class I      -0.17%   6.01%      5.93%
----------------------------------------
Class A:
 POP (1)     -5.22%   4.44%      4.67%
 NAV (2)     -0.51%   5.47%      5.28%
----------------------------------------
Class B:
 w/CDSC (3)  -5.96%   4.62%      4.88%
 NAV         -1.24%   4.95%      4.88%
----------------------------------------
Class C:
 w/CDSC (4)  -2.18%   4.93%      4.87%
 NAV         -1.23%   4.93%      4.87%
----------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/03/92), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                AETNA BOND FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Bond Fund Class I shares generated a 0.10% total return, net of fund expenses, for the six month period ended April 30, 2000. The benchmark, Lehman Brothers Aggregate Bond Index(a), returned 1.42% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

With the economy growing at a torrid 7.3% pace in the fourth quarter of 1999 and 5.4% in the first quarter of 2000, combined with accelerating inflation indicators, market consensus expects the Federal Reserve Bank (the Fed) to continue increasing interest rates, thereby pushing up short-term yields. For the six-month period, the yield on the two-year Treasury increased 90 basis points while the yield on the five-year Treasury increased only 61 basis points. The longer end of the yield curve contin-

                                                      See Definition of Terms. 3
ues to be influenced by forecasts of reduced supply and Treasury buy-backs, which have driven down the yield on the 30-year bond by 19 basis points over the period. (One basis point is equal to one hundredth of a percent, or 0.01%.)

Employment costs are increasing at the fastest rate in a decade and consumer inflation indicators show signs of accelerating. Combining this with strong economic growth, the increase in inflation has led to talk of a more aggressive Fed.

Asset-backed securities and mortgage-backed securities were the only investment grade sectors to outperform Treasuries by a very modest 4 basis points and 2 basis points, respectively. A-rated corporate bonds underperformed Treasuries by 200 basis points, BBB-rated corporate bonds underperformed by 294 basis points, agency bonds by 92 basis points, and collateral mortgage-backed securities by 47 basis points. Within higher risk sectors, high yield bonds underperformed by 143 basis points while emerging markets were the best performer by a wide margin, with 1,033 basis points of outperformance.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

Performance of the Fund was negatively impacted by an exposure to international bonds. These bonds underperformed as domestic growth continued strong against foreign economies, and the U.S. dollar appreciated versus the Euro (the single European currency introduced in January 1999).

Underweighting our holdings in investment grade corporate bonds, agency bonds, and mortgage-backed securities had mixed results early in the period. However, overweighting these sectors late in the period detracted from performance as these sectors all underperformed Treasuries.

The impact of duration was mixed, although our short duration posture over much of the period paid off as rates increased.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed will meet in the middle of May and it is a virtual certainty that they will raise rates again. Currently, the markets rate it a toss-up whether the increase will be 25 or 50 basis points. The higher option may be the final outcome, should the economic data continue to show strong growth and rising inflation. In this environment, we expect to be neutral to slightly short duration.

With spreads still close to historical wides, we are comfortable continuing with a tactical overweight position across the higher quality sectors, specifically agencies, A- and above rated corporate bonds and mortgage-backed securities. While we still don't think we will get back to historical averages any time soon due to credit concerns and other risk factors in the economy, we do think the risk/reward tradeoff is favorable for higher quality credits.

With a current account deficit at 4% of GDP and domestic growth expected to moderate, we believe weaker domestic capital markets could cause the dollar to weaken against foreign currencies, and hence we believe non-dollar assets are poised to outperform over the remainder of the year.

Within the higher risk sectors (high yield, emerging markets and BBB- rated corporates), we expect to stay defensive with only modest exposure.

4 See Definition of Terms.

----------------------------------------
QUALITY RATINGS
----------------------------------------
AAA                               56.7%
AA                                 3.7%
A                                 18.6%
BBB                                4.3%
BB                                 1.6%
B                                  2.9%
N/R*                              12.2%

----------------------------------------
MATURITY DISTRIBUTION
----------------------------------------
 0 - 1 years                      14.6%
 1 - 5 years                      14.8%
 5 - 10 years                     33.5%
10 - 20 years                      1.5%
20 + years                        35.6%

*The Not Rated (N/R) indication is used by securities rating services (such as Standard & Poor's or Moody's) and mercantile agencies (such as Dun & Bradstreet) to show that a security or a company has not been rated. It has neither negative nor positive implications.

The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.
                                                      See Definition of Terms. 5

                                                           AETNA GOVERNMENT FUND
                                                               Growth of $10,000
[LINE CHART PLOT POINTS]


                       Aetna Government              Lehman Brothers
                            Fund                  Intermediate Government
                          (Class I)                     Bond Index
Jan-94                     10,000                         10,000
                            9,790                          9,815
                            9,739                          9,760
                            9,784                          9,835
Dec-94                      9,811                          9,825
                           10,254                         10,234
                           10,779                         10,712
                           10,932                         10,878
Dec-95                     11,380                         11,241
                           11,173                         11,165
                           11,196                         11,240
                           11,382                         11,433
Oct-96                     11,583                         11,621
                           11,677                         11,743
                           11,737                         11,827
                           12,310                         12,243
Oct-97                     12,554                         12,472
                           12,894                         12,766
                           12,959                         12,852
                           13,205                         13,077
Oct-98                     13,625                         13,658
                           13,787                         13,730
                           13,721                         13,668
                           13,545                         13,606
Oct-99                     13,705                         13,769
                           13,605                         13,689
Apr-00                     13,944                         13,955

[END PLOT POINTS]


     Average Annual Total Returns
 for the period ended April 30, 2000*
----------------------------------------
            1 Year  5 Years    Inception
----------------------------------------
Class I      1.61%   6.10%      5.40%
----------------------------------------
Class A:
 POP (1)    -3.33%   4.55%      4.01%
 NAV (2)     1.45%   5.57%      4.81%
----------------------------------------
Class B:

 w/CDSC (3) -4.23%   4.70%      4.34%
 NAV         0.59%   5.03%      4.34%
----------------------------------------
Class C:

 w/CDSC (4) -0.34%   5.04%      4.35%
 NAV         0.63%   5.04%      4.35%
----------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/94), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                             AETNA GOVERNMENT FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Government Fund Class I shares generated a 1.74% total return, net of fund expenses, for the six month period ended April 30, 2000. The benchmark, Lehman Brothers Intermediate Government Bond Index(b), returned 1.35% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

With the economy growing at a torrid 7.3% pace in the fourth quarter of 1999 and 5.4% in the first quarter of 2000, combined with accelerating inflation indicators, market consensus expects the Federal Reserve Bank (the Fed) to continue increasing interest rates, thereby pushing up short-term yields. For the six-month period, the yield on the two-year Treasury increased 90

6 See Definition of Terms.

basis points while the yield on the five-year Treasury increased only 61 basis points. The longer end of the yield curve continues to be influenced by forecasts of reduced supply and Treasury buybacks, which have driven down the yield on the 30-year bond by 19 basis points over the period. (One basis point is equal to one hundredth of a percent, or 0.01%.)

Employment costs are increasing at the fastest rate in a decade and consumer inflation indicators show signs of accelerating. Combining these with strong economic growth, the increase in inflation has led to talk of a more aggressive Fed.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

Most of the Fund's Treasury holdings were concentrated in the back-end of the yield curve, which outperformed all other parts of the curve, mostly due to the larger than expected Treasury buy-back program.

The Fund's exposure to Treasury Inflation Index bonds helped performance due to rising fears of inflation. However, the Fund also had exposure to agency bonds and mortgage-backed securities, both of which contributed to negative performance.

Duration was mixed, although our short duration posture over much of the quarter paid off as rates increased, particularly in the short end.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed will meet in the middle of May and it is a virtual certainty that they will raise rates again. Currently, the markets rate it a toss-up whether the increase will be 25 or 50 basis points. The higher option may be the final outcome should the economic data continue to show strong growth and rising inflation. In this environment, we expect to be neutral to slightly short duration versus our competitive universe.

Treasury buybacks and reduced supply will continue to exert a powerful influence on the long end of the yield curve, we expect to maintain an overweight to this part of the curve.

With spreads still close to historical wides, we are comfortable continuing with an overweight position in agencies and mortgage-backed securities. While we still don't think we will get back to historical averages any time soon due to credit concerns and other risk factors in the economy, we do think the risk/reward tradeoff is favorable.

---------------------------------------
QUALITY RATINGS
---------------------------------------
AAA                              100.0%

---------------------------------------
MATURITY DISTRIBUTION
---------------------------------------
 0 - 1 years                      26.2%
 1 - 5 years                      19.1%
 5 - 10 years                     15.7%
10 - 20 years                     13.6%
20 + years                        25.4%

The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.
                                                      See Definition of Terms. 7

                                                           AETNA HIGH YIELD FUND
                                                               Growth of $10,000


[LINE CHART PLOT POINTS]


                        Aetna High Yield Fund               Merrill Lynch
                             (Class I)                   High Yield Master Index
Feb-98                         10,000                           10,000
                               10,304                           10,176
                               10,551                           10,356
Oct-98                          9,350                            9,766
                               10,086                           10,315
                               10,401                           10,486
                               10,087                           10,409
Oct-99                         10,066                           10,204
                               10,423                           10,324
Apr-00                         10,302                           10,192

[END PLOT POINTS]


     Average Annual Total Returns
 for the period ended April 30, 2000*
----------------------------------------
                1 Year      Inception
----------------------------------------
Class I         -0.97%         1.33%
----------------------------------------
Class A:
 POP (1)        -5.91%        -1.08%
 NAV (2)        -1.21%         1.09%
----------------------------------------
Class B:
 w/CDSC (3)     -6.39%        -0.93%
 NAV            -1.91%         0.29%
----------------------------------------
Class C:
 w/CDSC (4)     -2.86%         0.31%
 NAV            -1.96%         0.31%
----------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For the period prior to the inception of Class B and Class C, the performance is calculated by using the performance of Class I since its inception date (02/02/98), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                             AETNA HIGH YIELD FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna High Yield Fund Class I shares generated a 2.35% total return, net of fund expenses, for the six month period ended April 30, 2000. The benchmark, Merrill Lynch High Yield Master Index(c), returned -0.12% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

Over the past six months, high yield funds have seen steady cash outflows in the face of accelerating inflation pressures and the corresponding rising interest rate environment. These outflows have led to decreased demand for high yield bonds, putting downward pressure on bond prices and causing returns to be significantly below U.S. Treasury securities in the seven to ten year maturity range.

8 See Definition of Terms.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

Overweighting the telecommunications and technology sectors contributed to the Fund's performance for the six-month period, as did overweighting European dollar-denominated securities.

Shorter-duration, step-up coupon securities held in the Fund were less volatile during the period and contributed to positive performance. Holdings in the paper and chemical sectors, which benefited from increased global demand, also made positive contributions.

Detracting from performance was the expected restructuring of Dimac, which caused this distressed security to fall further.

WHAT IS YOUR OUTLOOK GOING FORWARD?

Yields in the high yield market have risen over the last six months to levels higher than any observed since the peak of the financial crisis in October 1998. Default rates appear to have stabilized during the first quarter and appear to be trending downward after the peak in the second half of last year, but the number of securities trading at distressed levels continues to be high, weighing heavily on the market.

Liquidity in the market remains tenuous, as demand for high yield paper remains weak. A catalyst for significant improvement in the High Yield market is unlikely to arise until we see stabilization in the interest rate environment and overall lower volatility in financial markets.

High yielding fixed income securities are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed income securities.

---------------------------------------
QUALITY RATINGS
---------------------------------------
BBB                               1.4%
BB                                6.7%
B                                67.7%
CCC                               9.8%
N/R*                             14.4%

---------------------------------------
MATURITY DISTRIBUTION
---------------------------------------
 0 - 1 years                     11.1%
 1 - 5 years                      4.9%
 5 - 10 years                    82.5%
10 - 20 years                     1.5%

*The Not Rated (N/R) indication is used by securities rating services (such as Standard & Poor's or Moody's) and mercantile agencies (such as Dun & Bradstreet) to show that a security or a company has not been rated. It has neither negative nor positive implications.

The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                      See Definition of Terms. 9

                                                         AETNA MONEY MARKET FUND
                                                               Growth of $10,000

[LINE CHART PLOT POINTS]


                     Aetna Money            IBC's Money Fund
                     Market Fund              Average/All
                      (Class I)              Taxable Index
Jan-92                 10,000                    10,000
                       10,104                    10,096
                       10,210                    10,184
                       10,308                    10,263
Dec-92                 10,404                    10,334
                       10,488                    10,404
                       10,572                    10,472
                       10,656                    10,541
Dec-93                 10,744                    10,611
                       10,834                    10,684
                       10,934                    10,773
                       11,057                    10,878
Dec-94                 11,205                    11,003
                       11,365                    11,148
                       11,536                    11,299
                       11,706                    11,446
Dec-95                 11,875                    11,592
                       12,031                    11,731
                       12,187                    11,869
                       12,347                    12,009
Oct-96                 12,402                    12,056
                       12,574                    12,200
                       12,731                    12,346
                       12,905                    12,498
Oct-97                 13,083                    12,653
                       13,259                    12,811
                       13,426                    12,969
                       13,608                    13,128
Oct-98                 13,783                    13,287
                       13,951                    13,434
                       14,113                    13,578
                       14,277                    13,725
Oct-99                 14,450                    13,881
                       14,652                    14,053
Apr-00                 14,855                    14,237

[END PLOT POINTS]


     Average Annual Total Returns
 for the period ended April 30, 2000*
----------------------------------------
           1 Year  5 Years   Inception
----------------------------------------
Class I      5.29%   5.40%      4.87%
----------------------------------------
Class A      5.29%   5.40%      4.87%
----------------------------------------
Class B:
 w/CDSC (3) -0.75%   4.02%      3.84%
 NAV         4.25%   4.36%      3.84%
----------------------------------------
Class C      5.29%   5.40%      4.87%
----------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/03/92), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                            AETNA MONEY MARKET FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Money Market Fund Class I shares generated a 2.80% total return, net of fund expenses, for the six month period ended April 30, 2000. The benchmark, IBC's Money Fund Average/All Taxable Index(d), returned 2.56% for the same period. As of April 30, 2000, the Fund reported a 7-day yield of 5.62% with an average weighted maturity of 43 days.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

With the economy growing at a torrid 7.3% pace in the fourth quarter of 1999 and 5.4% in the first quarter of 2000, combined with accelerating inflation indicators, market consensus expects the Federal Reserve Bank (the Fed) to continue increasing interest rates, thereby pushing up short-term yields

Employment costs are increasing at the fastest rate in a decade and consumer inflation indicators show signs of accelerating. Combining this with strong economic growth, the increase in inflation has led to talk of a more aggressive Fed.

10 See Definition of Terms.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

Continued emphasis on asset-backed securities and floating rate notes
contributed to the Fund's performance.   A significant shortening of weighted
average maturity enabled the Fund to take advantage of higher rates more quickly.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed will meet in the middle of May and it is a virtual certainty that they will raise rates again. Currently, the markets rate it a toss-up whether the increase will be 25 or 50 basis points. The higher option may be the final outcome should the economic data continue to show strong growth and rising inflation.

Much of the Y2K-related demand for short-term paper that had previously put pressure on spreads has now moved further out along the yield curve. In contrast, many issuers have made a conscious effort to keep maturities short due to the yield curve inversion. (An inverted yield curve occurs when short-term interest rates are higher than long-term interest rates.) This change in the supply/demand balance should keep an upward pressure on short rates in the near term.

We will continue to maintain a short weighted average maturity so that the Fund can take advantage of the inverted yield curve and additional interest rate increases by the Fed. We expect to increase our weighted average maturity as the economy weakens and money market rates decline. Finally, we will concentrate on purchasing securities in those sectors that provide the greatest relative value.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

----------------------------------------
QUALITY RATINGS*
----------------------------------------
Tier 1                           100.0%
Tier 2                               --

----------------------------------------
MATURITY DISTRIBUTION
----------------------------------------
  1 - 30 days                     50.0%
 31 - 60 days                      5.1%
 61 - 90 days                      7.6%
 91 - 120 days                     8.8%
121 - 180 days                     4.7%
181 - 397 days                    23.8%

*Tier 1 securities are, or are comparable to, securities which are rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (NRSROs) or by the only NRSRO that has rated the security. Tier 2 securities are securities that have received the requisite rating in one of the two highest categories, but are not Tier 1.

The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                     See Definition of Terms. 11

--------------------------------------------------------------------------------
DEFINITION OF TERMS
--------------------------------------------------------------------------------

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 4.75%, excluding the Money Market Fund. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.

(a) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(b) The Lehman Brothers Intermediate Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or agency, quasi-federal corporations, or corporate debt guaranteed by the U.S. government with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(c) The Merrill Lynch High Yield Master Index is an unmanaged index of secured and subordinated debt securities rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e. BBB or Baa) but not in default.

(d) The IBC's Money Fund Average/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by IBC/Donaghue, Inc.

(e) The Lehman Brothers Government Bond Index is a market value weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more.

The unmanaged indices described above are not available for individual investment.

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
BOND
================================================================================


                                    NUMBER OF                   MARKET
                                     SHARES                     VALUE
                                    ----------                ----------
PREFERRED STOCKS (0.2%)
Global Crossing Holdings
 Ltd., 10.5%, 12/01/08 ............       750                 $   74,062
                                                              ----------
TOTAL PREFERRED STOCKS (COST $74,625)                             74,062
                                                              ----------
                                    PRINCIPAL
                                      AMOUNT
                                    ---------
LONG-TERM BONDS AND NOTES (94.2%)
CORPORATE BONDS (28.2%)
ELECTRIC AND TELEPHONE BONDS (5.9%)
AT&T Corp., 6.50%, 03/15/29 .......  $255,000                    215,108
Coastal Corp., 6.50%, 05/15/06 ....   225,000                    207,128
Duke Energy Corp., 7.38%, 03/01/10    160,000                    157,800
El Paso Energy
 Corp., 6.63%, 07/15/01 ...........   200,000                    197,586
Global Crossing Holdings
 Ltd., 9.13%, 11/15/06 ............    90,000                     87,075
Global Crossing Holdings
 Ltd., 9.50%, 11/15/09 ............    75,000                     72,750
GTE California
 Inc., 5.50%, 01/15/09 ............   200,000                    171,280
GTE California
 Inc., 7.65%, 03/15/07 ............   195,000                    194,033
GTE North, Inc., 5.65%, 11/15/08 ..   115,000                     99,815
ICG Communications Holdings,
 Inc., Zero Coupon, 05/01/06 ......   130,000                    104,000
ICG Holdings Inc., Zero
 Coupon, 03/15/07 .................    30,000                     19,500
MCI WorldCom,
 Inc., 6.95%, 08/15/28 ............   361,000                    318,348
Metromedia International Group,
 Inc., 10.00%, 11/15/08 ...........    20,000                     19,150
MGC Communications
 Inc., 13.00%, 04/01/10 ++ ........    50,000                     47,875
Nextlink Communications, Zero
 Coupon, 06/01/09 .................    50,000                     29,500
Qwest Communications
 International
 Inc., 7.50%, 11/01/08 ............   145,000                    139,406
Sempra Energy, 7.95%, 03/01/10 ....   180,000                    181,487
Texas Utilities
 Co., 8.25%, 04/01/04 .............   300,000                    302,472
Viatel, Inc., 11.25%, 04/15/08 ....    50,000                     43,000
Voicestream Wire, 10.38%, 11/15/09     30,000                     30,525
Winstar Communications,
 Inc., 12.50%, 04/15/08 ...........    30,000                     28,950
                                                              ----------
                                                               2,666,788
                                                              ----------
FINANCIAL BONDS (7.6%)
Associates Corp.
 N.A., 5.80%, 04/20/04 ............    70,000                     65,403
Associates Corp.
 N.A., 6.25%, 11/01/08 * ..........   560,000                    502,975
Bank of America
 Corp., 5.75%, 03/01/04 ...........    90,000                     84,392
Bank of America
 Corp., 5.88%, 02/15/09 ...........   225,000                    198,304
Bank of America
 Corp., 7.80%, 02/15/10 ...........   235,000                    233,360
Bombardier Capital
 Inc., 7.30%, 12/15/02 ............   180,000                    177,300
Chase Manhattan
 Corp., 7.00%, 11/15/09 ...........   500,000                    469,585
CIT Holdings LLC, 6.88%, 02/16/05 .   240,000                    230,846
Citigroup Inc., 6.20%, 03/15/09 ...    55,000                     50,088
Diageo Capital
 Plc, 7.25%, 11/01/09 .............   220,000                    217,347
First Union National
 Bank, 7.88%, 02/15/10 ............   215,000                    213,231
General Motors Acceptance
 Corp., 7.75%, 01/19/10 ...........   460,000                    454,282
Household Finance
 Corp., 7.88%, 03/01/07 ...........   120,000                    118,759
Morgan JP & Co.
 Inc., 6.00%, 01/15/09 ............   230,000                    201,358
Textron Financial
 Corp., 7.13%, 12/09/04 ...........   270,000                    262,988
                                                              ----------
                                                               3,480,218
                                                              ----------

                                    PRINCIPAL                   MARKET
                                     AMOUNT                     VALUE
                                   ----------                 ----------
CORPORATE BONDS (CONTINUED)
FOREIGN AND SUPRANATIONALS (0.2%)
Inter-American Development
 Bank, 7.38%, 01/15/10 ............  $ 55,000                 $   55,515
International Bank
 Reconstruction &
 Development, 7.00%, 01/27/05 .....    40,000                     39,662
                                                              ----------
                                                                  95,177
                                                              ----------
FOREIGN BONDS (3.7%)
Capitol Records
 Inc., 8.38%, 08/15/09 ............    62,000                     62,403
Charter Communications Holding
 LLC, 10.25%, 01/15/10 ............   100,000                     96,250
Edison International
 Inc., 6.88%, 09/15/04 ............   180,000                    175,952
Flag Telecom Holding
 Ltd., 11.63%, 03/30/10 .............    75,000                     69,938
Impsat Fiber
 Networks, 13.75%, 02/15/05 .......   300,000                    282,000
NTL Inc., Zero Coupon, 02/01/06 ...    50,000                     46,250
Petroleum
 Geo-Services, 7.50%, 03/31/07 ....   150,000                    142,033
RSL Communications
 Plc, 10.50%, 11/15/08 ............   105,000                     87,150
Telewest Communications Plc, Zero
 Coupon, 02/01/10 .................    90,000                     50,400
Telewest Plc, 11.00%, 10/01/07 ....    60,000                     56,400
Tembec Industries
 Inc., 8.63%, 06/30/09 ............    60,000                     58,200
Tyco International Group
 SA, 6.38%, 06/15/05 ..............   230,000                    213,948
Vodafone Airtouch
 Plc, 7.63%, 02/15/05 .............   195,000                    194,269
Vodafone Airtouch
 Plc, 7.75%, 02/15/10 .............   145,000                    145,217
                                                              ----------
                                                               1,680,410
                                                              ----------
OIL (0.2%)
Baker Hughes Inc., 6.25%, 01/15/09     30,000                     26,956
Baker Hughes Inc., 6.88%, 01/15/29     60,000                     50,348
                                                              ----------
                                                                  77,304
                                                              ----------
OTHER PUBLIC CORPORATE BONDS (10.3%)
Allied Waste North
 America, 10.00%, 08/01/09 ........   105,000                     72,188
Comcast Cable
 Communications, 6.20%, 11/15/08 ..    75,000                     65,812
Conoco Inc., 6.95%, 04/15/29 ......    70,000                     62,761
Cox Communications
 Inc., 6.50%, 11/15/02 ............   185,000                    179,213
Cox Communications
 Inc., 7.75%, 08/15/06 ............   165,000                    161,000
CSC Holdings Inc., 7.88%, 02/15/18    165,000                    147,675
CSC Holdings Inc., 8.13%, 07/15/09    175,000                    172,812
DaimlerChrysler NA Holdings
 Inc., 7.20%, 09/01/09 ............   469,000                    451,089
Eastman Kodak Co., 6.50%, 08/15/01    230,000                    227,323
Ford Motor Credit
 Corp., 7.38%, 10/28/09 ...........   440,000                    425,313
Ford Motor Credit
 Corp., 7.50%, 03/15/05 ...........   365,000                    361,021
Honeywell
 International, 7.50%, 03/01/10 ...   330,000                    328,762
Huntsman ICI
 Chemicals, 10.13%, 07/01/09 ......    75,000                     74,250
Lockheed Martin
 Corp., 8.50%, 12/01/29 ...........   250,000                    244,535
Pepsi Bottling Holdings
 Inc., 5.63%, 02/17/09 ............   265,000                    233,086
Raytheon Co., 8.30%, 03/01/10 .....   120,000                    118,320
Rohm & Haas Co., 7.85%, 07/15/29 ..   110,000                    109,207
Texaco Capital,
 Inc., 5.50%, 01/15/09. ...........   480,000                    411,658
Time Warner Inc., 6.63%, 05/15/29 .   150,000                    124,583
Time Warner Inc., 8.11%, 08/15/06 .    45,000                     45,207


                                       See Notes to Portfolio of Investments. 13

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
BOND (CONTINUED)
================================================================================

                                    PRINCIPAL                  MARKET
                                     AMOUNT                    VALUE
                                   ----------                -----------
CORPORATE BONDS (CONTINUED)
OTHER PUBLIC CORPORATE BONDS (CONTINUED)
U.S. West Communications
 Group, 7.20%, 11/01/04 ...........$  200,000                $   195,918
United Technologies
 Corp., 7.50%, 09/15/29 ++ ........   115,000                    111,543
Wal-Mart Stores, 6.88%, 08/10/09 ..   150,000                    143,976
Wal-Mart Stores, 7.55%, 02/15/30 ..   230,000                    230,996
                                                             -----------
                                                               4,698,248
                                                             -----------
UTILITIES - NATURAL GAS (0.3%)
Keyspan Gas East, 7.88%, 02/01/10*    160,000                    156,202
                                                             -----------
TOTAL CORPORATE BONDS (COST $13,054,805)                      12,854,347
                                                             -----------
FOREIGN OBLIGATIONS (10.2%)
FOREIGN CURRENCY SECURITIES (10.2%)
Bundesobligation, 4.25%, 11/26/04 . 1,500,000                  1,326,898
Bundesrepub.
 Deutschland, 6.00%, 07/04/07 ..... 1,800,000                  1,711,531
French Treasury Note, Zero
 Coupon, 07/12/05 .................   900,000                    817,382
Republic of Deutschland, Zero
 Coupon, 07/04/09 .................   900,000                    773,994
                                                             -----------
TOTAL FOREIGN OBLIGATIONS (COST $5,053,071)                    4,629,805
                                                             -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (50.3%)
AGENCY MORTGAGE-BACKED
 SECURITIES (50.3%)
Federal Home Loan Mortgage
 Corp., Zero Coupon, 09/15/29 .....   644,575                    400,043
Federal Home Loan Mortgage
 Corp., 6.88%, 01/15/05 ........... 1,230,000                  1,212,313
Federal Home Loan Mortgage
 Corp., 7.00%, 03/15/10 ........... 1,825,000                  1,786,511
Federal Home Loan Mortgage
 Corp., 7.00%, 05/01/30 # ......... 1,400,000                  1,340,276
Federal Home Loan Mortgage
 Corp., 8.00%, 07/15/29 # .........   450,000                    449,928
Federal National Mortgage
 Association, 6.00%, 07/01/29 .....    26,575                     24,058
Federal National Mortgage
 Association, 6.50%, 05/15/29 # ... 2,600,000                  2,426,138
Federal National Mortgage
 Association, 6.50%, 08/01/29 ..... 2,940,665                  2,743,993
Federal National Mortgage
 Association, 6.63%, 09/15/09 ..... 1,250,000                  1,191,600
Federal National Mortgage
 Association, 6.63%, 09/15/09 * ... 1,405,000                  1,340,244
Federal National Mortgage
 Association, 7.00%, 01/01/30 .....   997,251                    953,930
Federal National Mortgage
 Association, 7.13%, 01/15/30 .....   630,000                    623,599
Federal National Mortgage
 Association, 7.25%, 01/15/10 ..... 1,000,000                    997,030
Federal National Mortgage
 Association, 7.50%, 11/01/28 .....   220,422                    216,150
Federal National Mortgage
 Association, 8.00%, 05/01/30 # ...   450,000                    449,298
Federal National Mortgage
 Association, 8.50%,
 11/01/23-12/01/29 ................ 1,328,098                  1,349,053
Government National Mortgage
 Association, 6.00%,
 11/20/29-01/20/30 ................   697,245                    685,131

                                    PRINCIPAL                  MARKET
                                     AMOUNT                    VALUE
                                   ----------                ----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (CONTINUED)
Government National Mortgage
 Association, 6.38%, 04/20/28 .... $  226,745                $   227,915
Government National Mortgage
 Association, 6.50%, 01/20/30 ....    486,716                    483,752
Government National Mortgage
 Association, 7.00%, 04/15/26 ....    603,351                    581,100
Government National Mortgage
 Association, 7.00%, 07/15/28 * ..  1,954,291                  1,879,774
Government National Mortgage
 Association, 7.50%,
 12/15/22-10/15/26 ...............  1,523,616                  1,503,184
Government National Mortgage
 Association, 9.50%, 07/15/18 ....     29,472                     31,115
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $23,223,923)                                22,896,135
                                                             -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (5.4%)
AGENCY MORTGAGE-BACKED
 SECURITIES (1.3%)
Small Business Administration
 92-20K, 7.55%, 11/01/12..........    593,600                    590,944
                                                             -----------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS (4.1%)
Marine Midland
 1992-1, 8.00%, 04/25/23 .........    359,384                    359,384
Private Export Funding
 Corp., 5.48%, 09/15/03 ..........    700,000                    681,331
Prudential Home Mortgage
 Corp., 7.00%, 12/25/07 ..........    514,275                    495,331
Prudential Home Mortgage
 Corp., 7.50%, 06/25/07 ..........    332,996                    327,858
                                                             -----------
                                                               1,863,904
                                                             -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (COST $2,522,765) ...............                             2,454,848
                                                             -----------
U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. TREASURIES (0.1%)
U.S. Treasury
 Note, 6.13%, 08/15/29 ...........     38,000                     38,089
                                                             -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (COST $38,801)                                                   38,089
                                                             -----------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $43,893,365)                                           42,873,224
                                                             -----------
SHORT-TERM INVESTMENTS (15.7%)
Federal Farm Credit
 Bank, 5.88%, 05/01/00 ...........  2,349,000                  2,349,000
Houston Industries
 Finance, 6.35%, 05/15/00 * ......  2,000,000                  1,995,061
Occidental Petroleum
 Corp., 6.35%, 05/04/00 ..........  1,000,000                    999,471
U.S. Treasury
 Bill, 5.57%, 05/18/00 @ .........    200,000                    199,473
U.S. Treasury
 Bill, 5.59%, 05/18/00 @ .........    100,000                     99,736
Viacom International
 Inc., 6.35%, 05/17/00 ...........  1,500,000                  1,495,768
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $7,138,509) ..........................                  7,138,509
                                                             -----------
TOTAL INVESTMENTS
 (COST $51,106,499)(a) ......................                 50,085,795
OTHER ASSETS LESS LIABILITIES ...............                 (4,574,383)
                                                             -----------
TOTAL NET ASSETS ............................                $45,511,412
                                                             ===========

14 See Notes to Portfolio of Investments.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $52,481,839. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains............................                 $        --

Unrealized losses...........................                  (2,396,044)
                                                             -----------

 Net unrealized loss........................                 $(2,396,044)
                                                             ===========

Information concerning open futures contracts at April 30, 2000 is shown below:

                           NO. OF        NOTIONAL      EXPIRATION       UNREALIZED
                          CONTRACTS       VALUE           DATE          GAIN/(LOSS)
                        -------------  ------------  --------------  -----------------
    LONG CONTRACTS
----------------------
U.S. Agency 10 Yr.....       10          $910,625        Jun 00          $(7,690)
                                         ========                        =======


  SHORT CONTRACTS
--------------------
U.S. Treasury 2 Yr...   5    $  (986,172)  Jun 00  $   2,881
U.S. Treasury 5 Yr...  18     (1,756,406)  Jun 00     11,191
U.S. Treasury 10 Yr..  36     (3,490,312)  Jun 00     38,336
U.S. Treasury 30 Yr..  23     (2,220,938)  Jun 00    (32,928)
                             -----------           ---------
                             $(8,453,828)          $  19,480
                             ===========           =========

Information concerning the following swap contract at April 30, 2000 is shown below:

Swap Counter Party:           Morgan Stanley Capital Services, Inc.

Notional Principal:           $2,200,000

Fund will pay:                LIBOR less 0.15%

Fund will receive:            Lehman Corporate Bond Total Return

Effective LIBOR rate:         5.98%

Change in total return of
Lehman Corporate Bond Index:  (11.86)%

Net unrealized gain/(loss):   $(30,607)

Termination date:             October 1, 2000

* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 2000.
++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2000.
#  When-issued or delayed delivery security.

Category percentages are based on net assets.

                                           See Notes to Financial Statements. 15

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
AETNA GOVERNMENT FUND
================================================================================

                                           PRINCIPAL           MARKET
                                            AMOUNT              VALUE
                                           ---------         -----------
LONG-TERM BONDS AND NOTES (93.5%)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (65.3%)
Federal Home Loan Mortgage
 Association, 9.50%, 07/01/20...........   $   85,076        $    88,692
Federal Home Loan Mortgage
 Association, 10.50%, 07/01/20..........      276,985            294,900
Federal Home Loan Mortgage
 Association, 11.50%, 02/01/16..........      143,931            157,802
Federal Home Loan Mortgage
 Corp., 6.88%, 01/15/05.................      500,000            492,810
Federal Home Loan Mortgage
 Corp., 7.00%, 02/15/03-03/15/10........    2,015,000          1,985,099
Federal Home Loan Mortgage Corp. -
 Gold, 9.50%, 12/01/22..................      148,499            156,062
Federal National Mortgage
 Association, 6.00%, 05/17/04...........    2,600,000          2,485,834
Federal National Mortgage
 Association, 6.50%, 08/15/04...........    3,050,000          2,965,637
Federal National Mortgage
 Association, 6.50%, 05/15/29 # ........    1,900,000          1,772,947
Federal National Mortgage
 Association, 7.00%, 05/01/30 # ........      720,000            688,838
Federal National Mortgage
 Association, 9.50%, 02/01/17...........      300,421            314,345
Federal National Mortgage
 Association, 10.00%, 06/01/20-10/01/20.      502,341            533,266
Federal National Mortgage
 Corp., 10.50%, 04/01/19................       64,666             68,901
Government National Mortgage
 Association, 7.00%, 12/15/23-04/15/26..    1,093,025          1,053,778
Government National Mortgage
 Association, 9.00%, 05/15/16-07/15/16..      567,708            590,592
Government National Mortgage
 Association, 9.50%, 11/15/21...........      108,733            114,767
Government National Mortgage Association
 - II, 9.50%, 09/20/19 .................      106,721            111,423
                                                             -----------
                                                              13,875,693
                                                             -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (6.9%)
Private Export Funding
 Corp., 5.48%, 09/15/03.................      350,000            340,666
Small Business Administration
 91-20K, 8.25%, 11/01/11................      518,416            526,480
Small Business Administration
 92-20K, 7.55%, 11/01/12................      593,600            590,944
                                                             -----------
                                                               1,458,090
                                                             -----------
U.S. TREASURY OBLIGATIONS (21.3%)
Treasury Inflation Index, 3.63%,
 04/15/28 *.............................    1,000,000          1,006,001
U.S. Treasury Bond, 6.63%, 02/15/27 * ..      250,000            263,165
U.S. Treasury Bond, 10.38%, 11/15/12 * .    1,750,000          2,130,625
U.S. Treasury Note, 9.88%, 11/15/15 * ..      250,000            336,290
U.S. Treasury Note, 8.13%, 08/15/19 * ..      425,000            510,663

                                           PRINCIPAL           MARKET
                                            AMOUNT              VALUE
                                           ----------        -----------
U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. Treasury Strip, Zero Coupon, 08/15/05 $  400,000        $   282,460
                                                             -----------
                                                               4,529,204
                                                             -----------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $20,215,021)                                           19,862,987
                                                             -----------
SHORT-TERM INVESTMENTS (17.3%)
Federal Farm Credit Bank, 5.88%, 05/01/00   3,669,000          3,669,000
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $3,669,000)                                             3,669,000
                                                             -----------
TOTAL INVESTMENTS (COST $23,884,021)(a)                       23,531,987
OTHER ASSETS LESS LIABILITIES                                 (2,291,913)
                                                             -----------
TOTAL NET ASSETS                                             $21,240,074
                                                             ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $23,885,110. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains.............................                $    51,683

Unrealized losses............................                   (404,806)
                                                             -----------

 Net unrealized loss.........................                $  (353,123)
                                                             ===========

* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 2000.
# When-issued or delayed delivery security.

Category percentages are based on net assets.

16 See Notes to Financial Statements.

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
HIGH YIELD
================================================================================

                                              NUMBER OF         MARKET
                                               SHARES           VALUE
                                             ----------       ----------
STOCK WARRANTS (1.4%)
KMC Telcom Holdings, Inc. Warrants ........        300        $    6,000
Ono Finance Plc Warrants ..................      1,000            15,000
R&B Falcon Corp. Warrants .................        375           112,500
                                                              ----------
TOTAL STOCK WARRANTS (COST $118,244)                             133,500
                                                              ----------
PREFERRED STOCKS (5.3%)
Adelphia Business Solutions + .............         53            50,075
Benedek Communications Corp. ..............        150           105,000
Cluett American Corp. + > .................        103             1,751
Cumulus Media, Inc. + .....................         51            43,860
Global Crossing Holdings Ltd. .............      1,200           118,500
Rural Cellular Corp. ......................        183           170,705
                                                              ----------
TOTAL PREFERRED STOCKS (COST $556,913)                           489,891
                                                              ----------
                                              PRINCIPAL
                                                AMOUNT
                                             ------------
LONG-TERM BONDS AND NOTES (85.0%)
CORPORATE BONDS (84.0%)
360Networks Inc., 12.00%, 08/01/09 ........  $ 100,000            92,750
Adelphia Communications, 8.13%, 07/15/03 ..    100,000            95,000
Allegiance Telecom, Inc., Zero
 Coupon, 02/15/08..........................    250,000           178,750
Ameristar Casino, 10.50%, 08/01/04 ........    100,000            97,500
Anteon Corp., 12.00%, 05/15/09 ............    125,000           112,500
App China Group Ltd., 14.00%, 03/15/10 ....    150,000           120,000
ASAT Finance Llc, 12.50%, 11/01/06 ........    100,000           105,000
Clearnet Communications, Zero
 Coupon, 12/15/05..........................    150,000           150,750
Condor Systems Inc., 11.88%, 05/01/09 + ...    100,000            48,500
Crown Castle International Corp., Zero
 Coupon, 11/15/07..........................    500,000           362,500
Dimac Corp., 12.50%, 10/01/08 > ...........    150,000             1,500
Dunlop Stand Aero Holdings
 Corp., 11.88%, 05/15/09...................    125,000           127,187
ESAT Telecom Group Plc, 11.88%, 12/01/08 ..    200,000           229,880
Esprit Telecom Group Plc, 10.88%, 06/15/08     200,000           170,000
Exodus Communications, Inc., 10.75%,
 12/15/09 .................................    200,000           199,500
Fairchild Semiconductor
 Inc., 10.38%, 10/01/07....................    100,000            99,750
Flag Telecom Holding Ltd., 11.63%, 03/30/10     75,000            69,938
Focal Commerce Corp., 11.88%, 01/15/10 ....    100,000           100,000
Garden State Newspapers
 Corp., 8.63%, 07/01/11....................    150,000           130,875
Great Lakes Dredge & Dock
 Corp., 11.25%, 08/15/08...................     50,000            51,000
Hollywood Park, Inc., 9.25%, 02/15/07 .....    100,000           100,000
Hyperion Telecom Corp., 12.25%, 09/01/04 ..    100,000           104,250
ICG Communications Holdings, Inc., Zero
 Coupon, 05/01/06..........................    150,000           120,000
Integrated Circuit Systems,
 Inc., 11.50%, 05/15/09....................    125,000           133,750
ITC Deltacom, Inc., 9.75%, 11/15/08 .......    150,000           144,000
Jupiters Ltd., 8.50%, 03/01/06 ............    125,000           117,500
KMC Telcom Holdings, Inc., Zero
 Coupon, 02/15/08..........................    300,000           159,000
Labranche & Company, 12.00%, 03/01/07 ++ ..    100,000            98,000
Maxcom Telecommunications, 13.75%, 04/01/07    300,000           292,500
McLeodUSA, Inc., 9.50%, 11/01/08 ..........    100,000            97,000

                                             PRINCIPAL          MARKET
                                               AMOUNT           VALUE
                                             ----------       ----------
CORPORATE BONDS (CONTINUED)
Metromedia International Group,
 Inc., 10.00%, 11/15/08 ...................  $ 200,000        $  191,500
Metronet Communications Corp., Zero
 Coupon, 11/01/07..........................    150,000           122,273
MGC Communications Inc., 13.00%, 04/01/10 ++   100,000            95,750
Microcell Telecommunications, Zero
 Coupon, 06/01/06..........................    150,000           135,000
Netia Holdings II B.V., 13.13%, 06/15/09 ..     75,000            73,125
Nextlink Communications,
 Inc., 10.75%, 11/15/08....................    150,000           147,000
NTL Communications Corp., 11.50%, 10/01/08     200,000           202,500
NTL Communications Corp., 12.38%, 10/01/08     125,000            81,875
Ono Finance PLC, 13.00%, 05/01/09 .........    100,000           100,500
Penhall Acquisition Corp., 12.00%, 08/01/06     75,000            73,875
Price Communications Wireless
 Inc., 11.75%, 07/15/07....................    200,000           217,000
PSINET, Inc., 11.50%, 11/01/08 ............    175,000           160,125
Radio Unica Corp., Zero Coupon, 08/01/06 ..     75,000            46,125
Repap New Brunswick, 11.50%, 06/01/04 .....    150,000           153,000
Rhythms NetConnections Inc., Zero
 Coupon, 05/15/08..........................    100,000            50,000
Rhythms NetConnections Inc., 12.75%,
 04/15/09 .................................     50,000            42,500
RSL Communications Plc, 9.13%, 03/01/08 ...     75,000            59,250
RSL Communications Plc, 10.50%, 11/15/08 ..    100,000            83,000
SBA Communications Corp., Zero
 Coupon, 03/01/08..........................    500,000           340,000
Telecommunication Techniques
 Co., 9.75%, 05/15/08......................    100,000            91,250
Telewest Plc, 11.00%, 10/01/07 ............    100,000            94,000
Teligent, Inc., Zero Coupon, 03/01/08 .....    175,000            91,000
Tenneco Automotive Inc., 11.63%, 10/15/09 .    150,000           150,000
United Artists Theatre Corp.,
 9.75%, 04/15/08 + ........................    100,000             4,000
United Pan-Europe Communications, Zero
 Coupon, 08/01/09..........................    150,000            73,500
Venetian Casino/LV Sands
 Corp., 10.00%, 11/15/05...................    125,000           113,750
Verio Inc., 10.63%, 11/15/09 ..............    150,000           142,500
Verio Inc., 11.25%, 12/01/08 ..............    150,000           147,750
Versatel Telecom BV, 11.88%, 07/15/09 .....    100,000            98,000
Voicestream Wire Co., Zero Coupon, 11/15/09    200,000           124,000
Waterford Gaming Llc, 9.50%, 03/15/10 ++ ..    143,000           137,280
Williams Communications
 Inc., 10.70%, 10/01/07....................    100,000           101,750
Williams Communications
 Inc., 10.88%, 10/01/09....................    150,000           151,125
Winstar Communications,
 Inc., 12.75%, 04/15/10....................     75,000            71,250
                                                              ----------
                                                               7,874,433
                                                              ----------
FOREIGN OBLIGATIONS (1.0%)
Jazztel Plc, Zero Coupon, 12/15/09 ........     50,000            46,248
NTL Inc., Zero Coupon, 04/15/09 ...........     50,000            43,619
                                                              ----------
                                                                  89,867
                                                              ----------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $8,513,589)                                             7,964,300
                                                              ----------

                                       See Notes to Portfolio of Investments. 17

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
HIGH YIELD (CONTINUED)
================================================================================

                                             PRINCIPAL          MARKET
                                               AMOUNT           VALUE
                                             ----------       ----------
SHORT-TERM INVESTMENTS (5.4%)
Federal Farm Credit Bank,5.88%,05/01/00      $ 508,000        $  508,000
                                                              ----------

TOTAL SHORT-TERM INVESTMENTS
 (COST $508,000)                                                 508,000
                                                              ----------
TOTAL INVESTMENTS (COST $9,696,746)(a)                         9,095,691
OTHER ASSETS LESS LIABILITIES                                    273,433
                                                              ----------
TOTAL NET ASSETS                                              $9,369,124
                                                              ----------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $9,700,795. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains.............................                 $  127,756

Unrealized losses............................                   (732,860)
                                                              ----------

 Net unrealized loss.........................                  $(605,104)
                                                              ==========

>  Non-income producing security.
+ Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

Acquisition date and cost concerning illiquid securities at April 30, 2000 is shown below:

                                      ACQUISITION
                                         DATE                     COST
                                      -----------             ----------
Cluett American Corp..........          5/18/98               $    9,375
Condor Systems Inc............          4/15/99                   98,585
Dimac Corp....................         10/22/98                  146,136
United Artists Theatre Corp...          4/21/98                   71,173
                                                              ----------
                                                              $  325,269
                                                              ==========

The market value of the total illiquid securities above is $55,751 which represents 0.60% of the total net assets.

Category percentages are based on net assets.

18 See Notes to Financial Statements.

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
MONEY MARKET
================================================================================

                                           PRINCIPAL
                                             AMOUNT             VALUE
                                          -----------       ------------
ASSET-BACKED SECURITIES (37.8%)
Americredit Auto Receivables
 Trust, 6.04%, 02/05/01................   $ 6,648,016       $  6,648,016
CarMax Auto Owner Trust, 6.20%, 11/15/00    1,699,963          1,699,963
Charter Equipment Lease 1999-1
 LLC, 5.78%, 08/25/00..................       846,010            846,010
CNH Equipment Trust, 6.18%, 04/09/01 ..     9,163,383          9,163,383
Copelco Capital Funding, 6.51%, 05/14/01   13,426,071         13,426,071
Dealers Capital Acceptance Trust,
 Inc., 6.10%, 05/01/00.................     6,000,000          6,000,000
Dealers Capital Acceptance Trust,
 Inc., 6.15%, 05/01/00.................    12,903,000         12,903,000
DVI Receivables VII LLC, 5.38%, 07/13/00      442,912            442,912
DVI Receivables X LLC, 6.17%, 11/13/00      2,226,947          2,226,947
Eureka Securitization,
 Inc., 6.07%, 05/05/00 ++ .............    11,000,000         10,992,581
Ford Credit Auto Owner Trust 2000-A,
 6.22%, 12/15/00.......................     5,000,000          5,000,000
Huntington Auto Trust, 6.32%, 04/15/01     16,022,791         16,022,792
Ikon Receivables Llc, 5.11%, 06/15/00 .       589,472            589,472
Ikon Receivables Llc, 6.14%, 10/15/00 .     5,757,360          5,757,360
New Holland Equipment Business
 Trust, 6.15%, 11/15/00 ++ ............     2,981,463          2,981,463
Newcourt Equipment Trust
 Securities, 5.97%, 08/20/00...........       762,258            762,258
Onyx Acceptance Owner
 Trust, 6.09%, 03/15/01................     4,031,747          4,031,747
Onyx Acceptance Owner
 Trust, 6.18%, 11/15/00................       493,004            493,004
Onyx Acceptance Owner
 Trust, 6.41%, 05/15/01 # .............    15,000,000         15,000,000
Orix Credit Alliance Receivables
 Trust, 6.13%, 12/15/00................     5,370,001          5,370,001
Orix Credit Alliance Receivables
 Trust, 6.24%, 03/15/01................    10,448,814         10,448,814
Racers Series 1999, 5.55%, 07/17/00 ++     14,000,000         14,000,000
Syndicated Loan Funding
 Trust, 6.28%, 03/15/01 ++ ............    11,000,000         11,000,000
Unicapital, 6.28%, 04/20/01 ++ ........     8,029,333          8,029,333
                                                            ------------
TOTAL ASSET-BACKED SECURITIES                                163,835,127
                                                            ------------
COMMERCIAL PAPER - DOMESTIC (27.3%)
Cooper Industries, Inc.,
 6.27%, 08/09/00 ++....................     9,000,000          8,843,250
Detroit Edison Co., 6.22%, 05/09/00 ...     5,800,000          5,791,983
Lehman Brothers Holdings
 Inc., 6.29%, 10/20/00.................     8,000,000          8,000,000
MCI Worldcom Inc., 6.01%, 06/13/00 ++ .    11,000,000         10,921,035
PHH Corp., 6.17%, 05/01/00-05/03/00 ...     6,840,000          6,838,286
PHH Corp., 6.20%, 05/01/00 ............    13,800,000         13,800,000
Popular North America
 Inc., 6.18%, 05/03/00.................     5,000,000          4,998,283
Popular North America
 Inc., 6.20%, 05/03/00-05/04/00........    11,300,000         11,294,937

                                           PRINCIPAL
                                             AMOUNT             VALUE
                                          -----------       ------------
COMMERCIAL PAPER - DOMESTIC (CONTINUED)
Republic Industries Funding
 Corp., 6.07%, 05/15/00................   $10,000,000       $  9,976,394
Wheels Inc., 6.20%, 05/02/00 > ........    21,000,000         20,996,384
Xerox Corp., 6.20%, 05/01/00 ++ .......     7,845,000          7,845,000
Xerox Credit Corp., 6.20%, 05/01/00 ++      2,122,000          2,122,000
Zions Bancorporation, 6.15%, 05/16/00 ++    7,000,000          6,982,063
                                                            ------------
TOTAL COMMERCIAL PAPER - DOMESTIC                            118,409,615
                                                            ------------
CORPORATE NOTES (18.1%)
Associates Corp. N.A., 6.41%,
 06/29/00 ++ ..........................     6,000,000          5,998,944
Associates Corp. N.A., 6.45%,
 09/15/00 ++ ..........................     3,000,000          3,002,986
Bank One Corp., 6.32%, 01/16/01 ++ ....     5,000,000          5,003,487
Detroit Edison Co., 6.72%, 07/28/00 * .    15,500,000         15,500,000
MCI Worldcom, Inc., 6.27%, 08/17/00 ++     11,000,000         11,004,668
Textron Financial Corp.,
 5.56%, 05/15/00 ++ ...................    18,000,000         17,999,999
Washington Mutual, Inc.,
 6.38%, 07/01/00 ++ ...................     6,000,000          5,997,991
Zions Bancorporation, 6.44%, 10/27/00 ++   14,000,000         14,000,000
                                                            ------------
TOTAL CORPORATE NOTES                                         78,508,075
                                                            ------------
MEDIUM-TERM NOTES - DOMESTIC (17.7%)
Countrywide Home Loans,
 Inc., 6.33%, 07/27/00.................     6,500,000          6,500,000
General Motors Acceptance
 Corp., 5.33%, 10/20/00................     8,500,000          8,469,234
Heller Financial, Inc., 5.65%, 08/07/00    13,000,000         13,000,000
Heller Financial, Inc., 6.58%, 09/25/00     5,000,000          5,005,626
Lehman Brothers Holdings
 Inc., 6.47%, 11/06/00.................     6,350,000          6,360,418
Popular Inc., 6.81%, 05/17/00 .........     2,500,000          2,500,198
Prudential Funding Corp.,
 6.25%, 07/28/00 ++ ...................    13,000,000         12,999,645
Student Loan Marketing
 Assoc., 6.23%, 11/13/00-02/01/01......    13,500,000         13,509,757
Student Loan Marketing
 Assoc., 6.26%, 03/23/01...............     3,450,000          3,453,441
Washington Mutual, Inc., 5.88%,
 02/27/01 ++...........................     5,000,000          4,958,953
                                                            ------------
TOTAL MEDIUM-TERM NOTES - DOMESTIC                            76,757,272
                                                            ------------
MEDIUM-TERM NOTES - FOREIGN (0.8%)
Republic of Argentina, Zero
 Coupon, 10/16/00......................     3,500,000          3,405,446
                                                            ------------
TOTAL MEDIUM-TERM NOTES - FOREIGN                              3,405,446
                                                            ------------
TOTAL INVESTMENTS
 (COST $440,915,535)(a)                                      440,915,535
OTHER ASSETS LESS LIABILITIES                                 (7,497,150)
                                                            ------------
TOTAL NET ASSETS                                            $433,418,385
                                                            ============

                                       See Notes to Portfolio of Investments. 19

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
MONEY MARKET (CONTINUED)
================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes is identical. There were no unrealized gains or losses as of April 30, 2000.

++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
> Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 2000.
#  When-issued or delayed delivery security.

Acquisition date and cost concerning illiquid securities at April 30, 2000 is shown below:

                                   ACQUISITION
                                      DATE                      COST
                                   -----------               -----------
Wheels Inc. ................         4/25/00                 $20,996,384
                                                             ===========

The market value of the total illiquid securities above is $20,996,384 which represents 4.84% of the total net assets.

Category percentages are based on net assets.

20 See Notes to Financial Statements.

                     THIS PAGE INTENTIONALLY LEFT BLANK

INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)
================================================================================

ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Foreign currency ......................................................
Receivable for:
 Dividends and interest ...............................................
 Investments sold .....................................................
 Fund shares sold .....................................................
 Reimbursement from Investment Adviser ................................
Prepaid expenses ......................................................
Gross unrealized gain on forward foreign currency exchange contracts ..
     Total assets .....................................................
LIABILITIES:
Payable for:
 Dividends to shareholders ............................................
 Investments purchased ................................................
 Fund shares redeemed .................................................
 Variation margin .....................................................
Other liabilities .....................................................
Net unrealized depreciation on swap contract ..........................
     Total liabilities ................................................
  NET ASSETS ..........................................................
NET ASSETS REPRESENTED BY:
Paid-in capital .......................................................
Net unrealized loss on investments, open futures contracts and foreign currency related transactions ........................................
Undistributed net investment income ...................................
Accumulated net realized loss on investments ..........................
  NET ASSETS ..........................................................

Cost of investments ...................................................
Cost of foreign currency ..............................................
CAPITAL SHARES, $.001 PAR VALUE:
Class I:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) ......................................
Class A:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value and redemption price per share (net assets divided by shares outstanding) .................................................
 Offering Price (net asset value divided by 1 minus maximum sales load)
Class B:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) ......................................
Class C:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) ......................................

22 See Notes to Financial Statements.

================================================================================

         BOND       AETNA GOVERNMENT FUND    HIGH YIELD      MONEY MARKET
     -----------    ---------------------   -----------      ------------

     $50,085,795        $23,531,987         $ 9,095,691      $440,915,535
          16,670                493                 950         1,986,606
          11,750                 --                  --                --

         660,362            332,829             203,415         1,929,434
              --                 --             142,188                --
          89,211             36,585                  72         5,091,731
             776              4,771               4,068                --
             286                 85                  60             2,921
             449                 --                  --                --
     -----------        -----------         -----------      ------------
      50,865,299         23,906,750           9,446,444       449,926,227
     -----------        -----------         -----------      ------------

          18,883              1,395              60,539            68,749
       5,238,581          2,504,369                  --        15,013,359
          12,180            135,114                  --         1,147,025
           8,075                 --                  --                --
          45,561             25,798              16,781           278,709
          30,607                 --                  --                --
     -----------        -----------         -----------      ------------
       5,353,887          2,666,676              77,320        16,507,842
     -----------        -----------         -----------      ------------
     $45,511,412        $21,240,074         $ 9,369,124      $433,418,385
     ===========        ===========         ===========      ============

     $47,839,916        $21,897,705         $11,009,882      $433,418,385
      (1,053,389)          (352,034)           (601,215)               --
          95,519             54,879              31,755                --
      (1,370,634)          (360,476)         (1,071,298)               --
     -----------        -----------         -----------      ------------
     $45,511,412        $21,240,074         $ 9,369,124      $433,418,385
     ===========        ===========         ===========      ============

     $51,106,499        $23,884,021         $ 9,696,746      $440,915,535
     $    12,391        $        --         $        --      $         --

       3,181,188          1,110,953             959,753       247,279,651
     $30,881,787        $10,829,938         $ 8,092,750      $247,279,651
     $      9.71        $      9.75         $      8.43      $       1.00

       1,440,644          1,038,860              88,886       178,267,117
     $13,980,580        $10,124,378         $   749,484      $178,267,117
     $      9.70        $      9.75         $      8.43      $       1.00
     $     10.18        $     10.24         $      8.85      $       1.00

          19,944             17,110              36,527           174,194
     $   193,475        $   166,886         $   307,660      $    174,194
     $      9.70        $      9.75         $      8.42      $       1.00

          47,006             12,204              26,032         7,697,423
     $   455,570        $   118,872         $   219,230      $  7,697,423
     $      9.69        $      9.74         $      8.42      $       1.00

                                           See Notes to Financial Statements. 23

INCOME FUNDS
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED)
================================================================================


INVESTMENT INCOME:

Dividends .............................................................
Interest ..............................................................

     Total investment income ..........................................

INVESTMENT EXPENSES:
Investment advisory fees ..............................................
Administrative services fees ..........................................
Distribution plan fees - Class A ......................................
Distribution plan fees - Class B ......................................
Distribution plan fees - Class C ......................................
Shareholder services fees - Class B ...................................
Shareholder services fees - Class C ...................................
Printing and postage fees .............................................
Custody fees ..........................................................
Transfer agent fees ...................................................
Audit fees ............................................................
Directors' fees .......................................................
Registration fees .....................................................
Miscellaneous expenses ................................................
Expenses before reimbursement and waiver from Investment Adviser ......
Expense reimbursement and waiver from Investment Adviser ..............
     Net investment expenses ..........................................
Net investment income .................................................

NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on:
 Investments ..........................................................
 Written options ......................................................
 Futures contracts ....................................................
 Foreign currency related transactions ................................
     Net realized loss on investments .................................
Net change in unrealized gain or loss on:
 Investments ..........................................................
 Swap contract ........................................................
 Futures contracts ....................................................
 Foreign currency related transactions ................................
     Net change in unrealized gain or loss on investments .............
Net realized and change in unrealized gain or loss on investments .....
Net increase (decrease) in net assets resulting from operations .......

24 See Notes to Financial Statements.

================================================================================

       BOND           AETNA GOVERNMENT FUND       HIGH YIELD         MONEY MARKET
    -----------       ---------------------       ---------          ------------

    $     1,711             $      --             $   8,048          $        --
      1,555,918               642,771               487,940           14,068,985
    -----------             ---------             ---------          -----------
      1,557,629               642,771               495,988           14,068,985
    -----------             ---------             ---------          -----------

        116,298                47,098                31,281              921,432
         23,260                 9,420                 4,812              230,358
         16,167                10,319                   813                   --
            629                   575                 1,153                  588
          2,830                   398                   876                   --
            209                   192                   384                  196
            943                   133                   292                   --
          3,626                 1,777                 1,565               25,333
         13,995                 5,910                 3,409                8,152
         23,394                13,634                13,048              262,753
         10,868                10,260                11,733               11,494
            564                   226                   144                6,983
          8,632                 7,271                 3,868               32,778
          1,586                   174                   115                5,340
    -----------             ---------             ---------          -----------
        223,001               107,387                73,493            1,505,407
        (27,428)              (30,014)              (24,166)            (236,100)
    -----------             ---------             ---------          -----------
        195,573                77,373                49,327            1,269,307
    -----------             ---------             ---------          -----------
      1,362,056               565,398               446,661           12,799,678
    -----------             ---------             ---------          -----------

       (332,855)             (145,132)              (83,382)                  --
          3,411                    --                    --                   --
        (38,722)                  731                  (925)                  --
        (75,386)                   --                   711                   --
    -----------             ---------             ---------          -----------
       (443,552)             (144,401)              (83,596)                  --
    -----------             ---------             ---------          -----------

       (892,366)              (96,131)             (142,119)                  --
        (30,607)                   --                    --                   --
         (6,768)                  572                    --                   --
        (15,441)                   --                  (160)                  --
    -----------             ---------             ---------          -----------
       (945,182)              (95,559)             (142,279)                  --
    -----------             ---------             ---------          -----------
     (1,388,734)             (239,960)             (225,875)                  --
    -----------             ---------             ---------          -----------
    $   (26,678)            $ 325,438             $ 220,786          $12,799,678
    ===========             =========             =========          ===========

                                           See Notes to Financial Statements. 25

INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                           BOND
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................   $ 1,362,056      $  2,474,333
Net realized loss on investments...........      (443,552)         (743,025)
Net change in unrealized gain or loss on
 investments...............................      (945,182)       (1,075,698)
                                              -----------      ------------
 Net increase (decrease) in net assets
  resulting from operations................       (26,678)          655,610
                                              -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (927,115)       (2,104,287)
Class A:
 From net investment income................      (355,158)         (333,647)
Class B:
 From net investment income................        (3,797)           (4,549)
Class C:
 From net investment income................       (16,014)          (30,718)
                                              -----------      ------------
 Decrease in net assets from distributions
  to shareholders..........................    (1,302,084)       (2,473,201)
                                              -----------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     2,175,305         9,189,628
 Net asset value of shares issued upon
  reinvestment of distributions............       839,833         1,907,667
 Payments for shares redeemed..............    (5,475,372)      (17,127,490)
Class A:
 Proceeds from shares sold.................     5,647,724        12,315,085
 Net asset value of shares issued upon
  reinvestment of distributions............       342,523           323,857
 Payments for shares redeemed..............    (3,600,234)       (2,284,603)
Class B:
 Proceeds from shares sold.................        99,640           198,698
 Net asset value of shares issued upon
  reinvestment of distributions............         1,420               863
 Payments for shares redeemed..............       (96,986)               --
Class C:
 Proceeds from shares sold.................     1,173,586         1,079,999
 Net asset value of shares issued upon
  reinvestment of distributions............         9,043            13,200
 Payments for shares redeemed..............    (1,753,816)         (122,954)
                                              -----------      ------------
 Net increase (decrease) in net assets from
  fund share transactions..................      (637,334)        5,493,950
                                              -----------      ------------
Net change in net assets...................    (1,966,096)        3,676,359
NET ASSETS:
Beginning of period........................    47,477,508        43,801,149
                                              -----------      ------------
End of period..............................   $45,511,412      $ 47,477,508
                                              ===========      ============
End of period net assets includes
 undistributed net investment income.......   $    95,519      $     35,547
                                              ===========      ============

26 See Notes to Financial Statements.

                                                           BOND
                                             ---------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       219,996           898,536
 Number of shares issued upon reinvestment
  of distributions.........................        85,445           186,800
 Number of shares redeemed.................      (557,557)       (1,680,650)
                                              -----------      ------------
 Net decrease..............................      (252,116)         (595,314)
                                              ===========      ============
Class A:
 Number of shares sold.....................       571,701         1,210,580
 Number of shares issued upon reinvestment
  of distributions.........................        34,867            31,994
 Number of shares redeemed.................      (364,856)         (225,829)
                                              -----------      ------------
 Net increase..............................       241,712         1,016,745
                                              ===========      ============
Class B:
 Number of shares sold.....................        10,153            19,478
 Number of shares issued upon reinvestment
  of distributions.........................           145                86
 Number of shares redeemed.................        (9,918)               --
                                              -----------      ------------
 Net increase..............................           380            19,564
                                              ===========      ============
Class C:
 Number of shares sold.....................       119,517           105,601
 Number of shares issued upon reinvestment
  of distributions.........................           921             1,303
 Number of shares redeemed.................      (178,924)          (11,792)
                                              -----------      ------------
 Net increase (decrease)...................       (58,486)           95,112
                                              ===========      ============

                                           See Notes to Financial Statements. 27

INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                  AETNA GOVERNMENT FUND
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................   $   565,398       $   690,021
Net realized loss on investments...........      (144,401)         (116,795)
Net change in unrealized gain or loss on
 investments...............................       (95,559)         (486,031)
                                              -----------       -----------
 Net increase in net assets resulting from
  operations...............................       325,438            87,195
                                              -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (293,035)         (542,676)
Class A:
 From net investment income................      (233,111)         (121,821)
Class B:
 From net investment income................        (3,641)           (3,253)
Class C:
 From net investment income................        (2,455)           (6,134)
                                              -----------       -----------
 Decrease in net assets from distributions
  to shareholders..........................      (532,242)         (673,884)
                                              -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     3,466,730         4,279,736
 Net asset value of shares issued upon
  reinvestment of distributions............       253,219           476,891
 Payments for shares redeemed..............    (2,610,610)       (8,443,194)
Class A:
 Proceeds from shares sold.................     8,021,835         5,805,058
 Net asset value of shares issued upon
  reinvestment of distributions............       230,584           119,308
 Payments for shares redeemed..............    (4,019,886)         (699,786)
Class B:
 Proceeds from shares sold.................        15,030           154,439
 Net asset value of shares issued upon
  reinvestment of distributions............         1,387               689
Class C:
 Proceeds from shares sold.................        30,270           126,145
 Net asset value of shares issued upon
  reinvestment of distributions............         1,285             1,491
 Payments for shares redeemed..............       (35,150)         (113,612)
                                              -----------       -----------
 Net increase in net assets from fund share
  transactions.............................     5,354,694         1,707,165
                                              -----------       -----------
Net change in net assets...................     5,147,890         1,120,476
NET ASSETS:
Beginning of period........................    16,092,184        14,971,708
                                              -----------       -----------
End of period..............................   $21,240,074       $16,092,184
                                              ===========       ===========
End of period net assets includes
 undistributed net investment income.......   $    54,879       $    21,723
                                              ===========       ===========

28 See Notes to Financial Statements.

================================================================================


                                                   AETNA GOVERNMENT FUND
                                             ---------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       357,672           424,983
 Number of shares issued upon reinvestment
  of distributions.........................        25,948            47,455
 Number of shares redeemed.................      (267,712)         (836,164)
                                              -----------       -----------
 Net increase (decrease)...................       115,908          (363,726)
                                              ===========       ===========
Class A:
 Number of shares sold.....................       817,019           582,416
 Number of shares issued upon reinvestment
  of distributions.........................        23,629            11,963
 Number of shares redeemed.................      (411,433)          (69,747)
                                              -----------       -----------
 Net increase..............................       429,215           524,632
                                              ===========       ===========
Class B:
 Number of shares sold.....................         1,531            15,367
 Number of shares issued upon reinvestment
  of distributions.........................           142                70
                                              -----------       -----------
 Net increase..............................         1,673            15,437
                                              ===========       ===========
Class C:
 Number of shares sold.....................         3,101            12,499
 Number of shares issued upon reinvestment
  of distributions.........................           132               155
 Number of shares redeemed.................        (3,577)          (11,456)
                                              -----------       -----------
 Net increase (decrease)...................          (344)            1,198
                                              ===========       ===========

                                           See Notes to Financial Statements. 29

INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                        HIGH YIELD
                                             ---------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................   $  446,661        $  898,804
Net realized loss on investments...........      (83,596)         (688,072)
Net change in unrealized gain or loss on
 investments...............................     (142,279)          467,806
                                              ----------        ----------
 Net increase in net assets resulting from
  operations...............................      220,786           678,538
                                              ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................     (453,802)         (763,495)
Class A:
 From net investment income................      (33,963)          (32,615)
Class B:
 From net investment income................      (14,823)           (8,518)
Class C:
 From net investment income................      (11,225)          (17,824)
                                              ----------        ----------
 Decrease in net assets from distributions
  to shareholders..........................     (513,813)         (822,452)
                                              ----------        ----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................       60,907           224,123
 Net asset value of shares issued upon
  reinvestment of distributions............        4,013             8,487
 Payments for shares redeemed..............     (167,577)         (124,468)
Class A:
 Proceeds from shares sold.................      284,545           376,967
 Net asset value of shares issued upon
  reinvestment of distributions............       24,922            18,357
 Payments for shares redeemed..............     (106,299)          (33,381)
Class B:
 Proceeds from shares sold.................       30,000           390,137
 Net asset value of shares issued upon
  reinvestment of distributions............        1,377               773
 Payments for shares redeemed..............           --           (94,606)
Class C:
 Proceeds from shares sold.................       33,708           245,958
 Net asset value of shares issued upon
  reinvestment of distributions............        7,532            11,246
 Payments for shares redeemed..............      (30,162)         (215,729)
                                              ----------        ----------
 Net increase in net assets from fund share
  transactions.............................      142,966           807,864
                                              ----------        ----------
Net change in net assets...................     (150,061)          663,950
NET ASSETS:
Beginning of period........................    9,519,185         8,855,235
                                              ----------        ----------
End of period..............................   $9,369,124        $9,519,185
                                              ==========        ==========
End of period net assets includes
 undistributed net investment income.......   $   31,755        $   98,907
                                              ==========        ==========

30 See Notes to Financial Statements.

================================================================================

                                                        HIGH YIELD
                                             ---------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................        6,956            24,838
 Number of shares issued upon reinvestment
  of distributions.........................          462               937
 Number of shares redeemed.................      (19,632)          (13,648)
                                              ----------        ----------
 Net increase (decrease)...................      (12,214)           12,127
                                              ==========        ==========
Class A:
 Number of shares sold.....................       32,814            41,653
 Number of shares issued upon reinvestment
  of distributions.........................        2,882             2,054
 Number of shares redeemed.................      (12,387)           (3,716)
                                              ----------        ----------
 Net increase..............................       23,309            39,991
                                              ==========        ==========
Class B:
 Number of shares sold.....................        3,421            43,647
 Number of shares issued upon reinvestment
  of distributions.........................          158                88
 Number of shares redeemed.................           --           (10,787)
                                              ----------        ----------
 Net increase..............................        3,579            32,948
                                              ==========        ==========
Class C:
 Number of shares sold.....................        3,854            26,573
 Number of shares issued upon reinvestment
  of distributions.........................          870             1,244
 Number of shares redeemed.................       (3,545)          (23,233)
                                              ----------        ----------
 Net increase..............................        1,179             4,584
                                              ==========        ==========

                                           See Notes to Financial Statements. 31

INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                      MONEY MARKET
                                            ---------------------------------
                                               SIX MONTH
                                             PERIOD ENDED
                                            APRIL 30, 2000       YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                            --------------    ----------------
FROM OPERATIONS:
Net investment income ....................  $  12,799,678      $  22,062,472
                                            -------------      -------------
 Net increase in net assets resulting from
  operations..............................     12,799,678         22,062,472
                                            -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income...............     (7,483,805)       (13,482,333)
Class A:
 From net investment income...............     (5,102,072)        (8,371,429)
Class B:
 From net investment income...............         (3,578)            (4,484)
Class C:
 From net investment income...............       (210,223)          (204,226)
                                            -------------      -------------
 Decrease in net assets from distributions
  to shareholders.........................    (12,799,678)       (22,062,472)
                                            -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold................     86,750,821        230,408,465
 Net asset value of shares issued upon
  reinvestment of distributions...........      7,158,256         12,949,579
 Payments for shares redeemed.............   (131,223,687)      (234,788,242)
Class A:
 Proceeds from shares sold................    306,133,599        642,480,787
 Net asset value of shares issued upon
  reinvestment of distributions...........      4,947,498          8,131,090
 Payments for shares redeemed.............   (314,436,585)      (630,445,060)
Class B:
 Proceeds from shares sold................        146,565            388,741
 Net asset value of shares issued upon
  reinvestment of distributions...........          3,251              2,948
 Payments for shares redeemed.............       (123,407)          (243,904)
Class C:
 Proceeds from shares sold................      5,147,566          9,145,791
 Net asset value of shares issued upon
  reinvestment of distributions...........        190,727            183,320
 Payments for shares redeemed.............     (4,405,819)        (3,479,776)
                                            -------------      -------------
 Net increase (decrease) in net assets
  from fund share transactions............    (39,711,215)        34,733,739
                                            -------------      -------------
Net change in net assets..................    (39,711,215)        34,733,739
NET ASSETS:
Beginning of period.......................    473,129,600        438,395,861
                                            -------------      -------------
End of period.............................  $ 433,418,385      $ 473,129,600
                                            =============      =============
End of period net assets includes
 undistributed net investment income .....  $          --      $          --
                                            =============      =============

32 See Notes to Financial Statements.

=============================================================================


                                                      MONEY MARKET
                                            ---------------------------------
                                               SIX MONTH
                                             PERIOD ENDED
                                            APRIL 30, 2000       YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                            --------------    ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold....................     86,750,821        230,408,465
 Number of shares issued upon reinvestment
  of distributions........................      7,158,256         12,949,579
 Number of shares redeemed................   (131,223,687)      (234,788,242)
                                            -------------      -------------
 Net increase (decrease)..................    (37,314,610)         8,569,802
                                            =============      =============
Class A:
 Number of shares sold....................    306,133,599        642,480,787
 Number of shares issued upon reinvestment
  of distributions........................      4,947,498          8,131,090
 Number of shares redeemed................   (314,436,585)      (630,445,060)
                                            -------------      -------------
 Net increase (decrease)..................     (3,355,488)        20,166,817
                                            =============      =============
Class B:
 Number of shares sold....................        146,565            388,741
 Number of shares issued upon reinvestment
  of distributions........................          3,251              2,948
 Number of shares redeemed................       (123,407)          (243,904)
                                            -------------      -------------
 Net increase.............................         26,409            147,785
                                            =============      =============
Class C:
 Number of shares sold....................      5,147,566          9,145,791
 Number of shares issued upon reinvestment
  of distributions........................        190,727            183,320
 Number of shares redeemed................     (4,405,819)        (3,479,776)
                                            -------------      -------------
 Net increase.............................        932,474          5,849,335
                                            =============      =============

                                           See Notes to Financial Statements. 33

INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)
=============================================================================

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers four funds, (each a Fund; collectively, the Funds), Aetna Bond Fund (Bond), Aetna Government Fund, Aetna High Yield Fund (High Yield) and Aetna Money Market Fund (Money Market).

The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year), except for Money Market.

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75% (except for Money Market); service fees of 0.25% (except for Money Market).

Shares in each Class were first made available to the public on the following dates:

                                 CLASS I             CLASS A            CLASS B      CLASS C
                                 -------             -------            -------      -------
BOND                        December 27, 1991     April 15, 1994     March 1, 1999    June 30, 1998
AETNA GOVERNMENT FUND       December 22, 1993     April 15, 1994     March 1, 1999    June 30, 1998
HIGH YIELD                  February 2, 1998      February 2, 1998   March 1, 1999    June 30, 1998
MONEY MARKET                December 27, 1991     April 15, 1994     March 1, 1999    June 30, 1998

The following is each Fund's investment objective:

  BOND seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  AETNA GOVERNMENT FUND seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  HIGH YIELD seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Services, Inc.

  MONEY MARKET seeks to provide high current return, consistent with the preservation of capital and liquidity, through investment in high-quality money market instruments.

================================================================================

Aeltus Investment Management, Inc. (Aeltus) serves as the investment adviser to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

Except for Money Market, exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Fixed income securities, with the exception of high yield securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. High yield securities are priced at bid by external pricing sources or brokers making a market in the security. Short-term investments maturing sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board). Money Market, as permitted by Rule 2a-7 under the Act, carries all investments at amortized cost, which approximates market value.

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Funds (except for Money Market) invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily. Money Market may not invest in forward foreign currency exchange contracts.

INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
================================================================================


The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. OPTIONS CONTRACTS

The Funds (except for Money Market) may purchase put and call options and may write (sell) put options and covered call options. The Funds engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure.

Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

D. SWAP CONTRACTS

Bond may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss. As of April 30, 2000, Bond had entered into the following total return swap agreement. In the agreement, Bond has exchanged U.S. Dollar 1 month LIBOR (London Interbank Offered Rate) less 0.15% for Lehman Corporate Bond Index. The terms of the contract provide for the index differential to be settled on a monthly basis. For the period ended April 30, 2000 net cash payment of $(30,607) by Bond were accrued in connection with the total return swap agreement.

E. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant

================================================================================

to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

F. DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

G. DOLLAR ROLL TRANSACTIONS

Each of the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

H. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the fiscal year ended October 31, 1999, and intends to meet the requirements for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code
(Code). Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

I. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

J. LINE OF CREDIT

Certain series of the Company (including Bond), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. For its services as Agent, Citibank, N.A. received an agent fee of $200,000. In addition, the revolving

INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
================================================================================

credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the participating series will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The revolving credit facility became effective on November 30, 1999. No borrowings from the line of credit have been made as of April 30, 2000.

K. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Funds' investment advisory fee ranges and the effective rates before waivers as of April 30, 2000:

                           FEE       EFFECTIVE
                          RANGE         RATE
                          -----      ---------
Bond                   0.50%-0.40%    0.50%
Aetna Government Fund  0.50%-0.40%    0.50%
High Yield             0.65%-0.50%    0.65%
Money Market           0.40%-0.30%    0.40%

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.325% of the average daily net assets associated with those shares. For the period November 1, 1999 through April 30, 2000, Aeltus paid ALIAC $67,532.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares, except Money Market Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund (except Money Market) and 0.75% of the average daily net assets of Class B and Class C shares of each Fund (except Class C shares of Money Market). Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A, Class B and Class C shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees in connection with Class B and Class C shares.

================================================================================

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 2000 to reimburse each Fund (except Money Market) for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the period ended April 30, 2000 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2000 were:

                                      COST OF PURCHASES     PROCEEDS FROM SALES
                                      -----------------     -------------------
Bond                                     $82,758,740           $84,930,079
Aetna Government Fund                     17,618,099             9,602,445
High Yield                                 2,799,496             3,411,151

6. CAPITAL LOSS CARRYFORWARDS

It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of April 30, 2000, the following capital loss carryforwards had been incurred:

                                TOTAL CAPITAL LOSS                   YEAR OF EXPIRATION
                                                                     ------------------
                                   CARRYFORWARD       2002       2004          2006             2007
                                   ------------       ----       ----          ----             ----
Bond                                 $778,764       $    --     $   --        $184,267         $594,497
Aetna Government Fund                 215,558        53,515     47,228              --          114,815
High Yield                            987,436            --         --         299,738          687,698

7. OPTIONS

For the period ended April 30, 2000, the following reflects the written option activity:

                                                 CALL OPTIONS WRITTEN
                               -------------------------------------------------------
BOND                             NUMBER OF         PREMIUM            REALIZED
                                 CONTRACTS         RECEIVED          GAIN (LOSS)
                               -------------------------------------------------------
Outstanding October 31, 1999          --           $    --             $   --
Written                            7,653             11,270                --
Closed                            (7,653)           (11,270)            3,411
                               -------------------------------------------------------
Outstanding April 30, 2000            --           $     --            $3,411
                               -------------------------------------------------------

INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
================================================================================

8. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As of April 30, 2000, Bond had the following open forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. Bond had a net unrealized gain of $449 on these contracts, which are included in the accompanying financial statements. The terms of the open contracts are as follows:

 EXCHANGE                       CONTRACTS       IN EXCHANGE    CONTRACTS   UNREALIZED
   DATE    TYPE   CURRENCY  TO RECEIVE/DELIVER      FOR        AT VALUE    GAIN (LOSS)
   ----    ----   --------  ------------------  -----------    ---------   -----------
  5/3/00    Buy     EURO         546,668          $497,561     $498,010       $449

9. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 14.8 billion shares. Of those 14.8 billion shares, each of the Funds, except Money Market, have been allocated 100 million shares each of Class I, Class A, Class B and Class C; Money Market has been allocated one billion shares each of Class I, Class A, Class B and Class C. As of April 30, 2000, the following shares of the Funds were owned by ALIAC and its affiliates:

                         CLASS I    CLASS A   CLASS B    CLASS C
                         -------    -------   -------    -------
Bond                     1,666,813     --       --         --
Aetna Government Fund      719,233     --      9,881       --
High Yield                 948,875   10,000     --         --
Money Market           115,106,697     --       --         --

INCOME FUNDS
ADDITIONAL INFORMATION
APRIL 30, 2000 (UNAUDITED)
================================================================================

FUND CLOSURE

On March 1, 2000, the Board of Directors considered and agreed to submit to shareholders a proposal by Aeltus to liquidate Aetna High Yield Fund. The Fund was closed to new direct investors on March 6, 2000 and to new retirement plan investors on May 15, 2000. If approved by shareholders at the July 28, 2000 meeting, the liquidation will occur on or about September 1, 2000.

INCOME FUNDS
FINANCIAL HIGHLIGHTS
BOND
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                  SIX MONTH
                                                 PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                   CLASS I                       (UNAUDITED)       1999         1998         1997         1996          1995
----------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period .........    $  9.98        $ 10.38      $ 10.22      $ 10.09      $ 10.27       $  9.58
                                                  -------        -------      -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.29           0.57+        0.60+        0.62+        0.65+         0.65+
 Net realized and change in unrealized gain or
  loss on investments ........................      (0.28)         (0.41)        0.17         0.13        (0.15)         0.65
                                                  -------        -------      -------      -------      -------       -------
   Total income from investment operations ...       0.01           0.16         0.77         0.75         0.50          1.30
                                                  -------        -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment income ..................      (0.28)         (0.56)       (0.61)       (0.62)       (0.68)        (0.61)
                                                  -------        -------      -------      -------      -------       -------
   Total distributions .......................      (0.28)         (0.56)       (0.61)       (0.62)       (0.68)        (0.61)
                                                  -------        -------      -------      -------      -------       -------
Net asset value, end of period ...............    $  9.71        $  9.98      $ 10.38      $ 10.22      $ 10.09       $ 10.27
                                                  =======        =======      =======      =======      =======       =======

Total return .................................       0.10%          1.56%        7.72%        7.72%        5.09%        14.06%
Net assets, end of period (000's) ............    $30,882        $34,268      $41,804      $34,080      $28,864       $32,778
Ratio of net investment expenses to average
 net assets ..................................       0.75%(1)       0.75%        0.75%        0.75%        0.75%         0.79%
Ratio of net investment income to average net
 assets.......................................       5.93%(1)       5.52%        5.79%        6.07%        6.16%         6.56%
Ratio of expenses before reimbursement and
 waiver to average net assets ................       0.87%(1)       0.93%        0.97%        1.14%        1.16%         1.06%
Portfolio turnover rate ......................     185.96%        174.14%       77.01%       48.56%       42.33%        56.99%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

42 See Notes to Financial Statements.

BOND
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                SIX MONTH
                                               PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                              APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                  CLASS A                      (UNAUDITED)       1999         1998         1997         1996          1995
--------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period .......   $  9.98         $ 10.37       $10.22       $10.09       $10.27        $ 9.58
                                               -------         -------       ------       ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................      0.28            0.54+        0.57+        0.54+        0.62+         0.56+
 Net realized and change in unrealized gain
  or loss on investments ...................     (0.29)          (0.39)        0.15         0.13        (0.20)         0.66
                                               -------         -------       ------       ------       ------        ------
   Total income from investment operations .     (0.01)           0.15         0.72         0.67         0.42          1.22
                                               -------         -------       ------       ------       ------        ------
LESS DISTRIBUTIONS:
 From net investment income ................     (0.27)          (0.54)       (0.57)       (0.54)       (0.60)        (0.53)
                                               -------         -------       ------       ------       ------        ------
   Total distributions .....................     (0.27)          (0.54)       (0.57)       (0.54)       (0.60)        (0.53)
                                               -------         -------       ------       ------       ------        ------
Net asset value, end of period .............   $  9.70         $  9.98       $10.37       $10.22       $10.09        $10.27
                                               =======         =======       ======       ======       ======        ======

Total return ...............................     (0.12)%          1.43%        7.27%        6.89%        4.27%        13.28%
Net assets, end of period (000's) ..........   $13,981         $11,963       $1,890       $1,006       $  877        $7,340
Ratio of net investment expenses to average
 net assets ................................      1.00%(1)        1.00%        1.05%        1.50%        1.50%         1.50%
Ratio of net investment income to average
 net assets ................................      5.68%(1)        5.27%        5.49%        5.32%        5.47%         5.91%
Ratio of expenses before reimbursement and
 waiver to average net assets ..............      1.12%(1)        1.18%        1.27%        1.89%        1.91%         1.82%
Portfolio turnover rate ....................    185.96%         174.14%       77.01%       48.56%       42.33%        56.99%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 43

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
BOND
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...    $  9.98             $ 10.29
                                            -------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.24                0.31+
 Net realized and change in unrealized
  gain or loss on investments ..........      (0.29)              (0.32)
                                            -------             -------
   Total income from investment
    operations..........................      (0.05)              (0.01)
                                            -------             -------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.23)              (0.30)
                                            -------             -------
   Total distributions .................      (0.23)              (0.30)
                                            -------             -------
Net asset value, end of period .........    $  9.70             $  9.98
                                            =======             =======

Total return ...........................      (0.49)%             (0.11)%
Net assets, end of period (000's) ......    $   193             $   195
Ratio of net investment expenses to
 average net assets ....................       1.75%(1)            1.75%(1)
Ratio of net investment income to
 average net assets ....................       4.93%(1)            4.52%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......       1.87%(1)            1.93%(1)
Portfolio turnover rate ................     185.96%             174.14%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

44 See Notes to Financial Statements.

BOND
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                      PERIOD FROM
                                      SIX MONTH                      JUNE 30, 1998
                                     PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                                    APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C                    (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------         --------------  -----------   -------------------
Net asset value, beginning
 of period ................           $  9.97        $ 10.37            $10.31
                                      -------        -------            ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....              0.25           0.46+             0.17+
 Net realized and change in
  unrealized gain or loss on
  investments..............             (0.30)         (0.39)             0.05
                                      -------        -------            ------
   Total income from
    investment operations .             (0.05)          0.07              0.22
                                      -------        -------            ------
LESS DISTRIBUTIONS:
 From net investment income             (0.23)         (0.47)            (0.16)
                                      -------        -------            ------
   Total distributions ....             (0.23)         (0.47)            (0.16)
                                      -------        -------            ------
Net asset value, end of
 period....................           $  9.69        $  9.97            $10.37
                                      =======        =======            ======

Total return ..............             (0.49)%         0.66%             2.10%
Net assets, end of period
 (000's)...................           $   456        $ 1,052            $  108
Ratio of net investment
 expenses to average net
 assets....................              1.75%(1)       1.75%             1.75%(1)
Ratio of net investment
 income to average net
 assets....................              4.93%(1)       4.52%             4.79%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....              1.87%(1)       1.93%             1.97%(1)
Portfolio turnover rate ...            185.96%        174.14%            77.01%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 45

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
AETNA GOVERNMENT FUND
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                SIX MONTH
                                               PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                              APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                  CLASS I                      (UNAUDITED)       1999         1998         1997         1996          1995
--------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period .......    $  9.86         $10.29      $  9.99      $  9.80       $ 10.01       $  9.41
                                                -------         ------      -------      -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................       0.29           0.51+        0.53+        0.58+         0.56+         0.64+
 Net realized and change in unrealized gain
  or loss on investments ...................      (0.12)         (0.45)        0.30         0.21         (0.13)         0.59
                                                -------         ------      -------      -------       -------       -------
   Total income from investment operations .       0.17           0.06         0.83         0.79          0.43          1.23
                                                -------         ------      -------      -------       -------       -------
LESS DISTRIBUTIONS:
 From net investment income ................      (0.28)         (0.49)       (0.53)       (0.60)        (0.64)        (0.63)
                                                -------         ------      -------      -------       -------       -------
   Total distributions .....................      (0.28)         (0.49)       (0.53)       (0.60)        (0.64)        (0.63)
                                                -------         ------      -------      -------       -------       -------
Net asset value, end of period .............    $  9.75         $ 9.86      $ 10.29      $  9.99       $  9.80       $ 10.01
                                                =======         ======      =======      =======       =======       =======

Total return ...............................       1.74%          0.58%        8.54%        8.39%         4.43%        13.58%
Net assets, end of period (000's) ..........    $10,830         $9,808      $13,980      $10,217       $10,662       $19,154
Ratio of net investment expenses to average
 net assets ................................       0.70%(1)       0.70%        0.70%        0.70%         0.70%         0.70%
Ratio of net investment income to average
 net assets ................................       6.11%(1)       5.00%        5.21%        5.91%         5.67%         6.79%
Ratio of expenses before reimbursement and
 waiver to average net assets ..............       1.01%(1)       1.47%        1.51%        1.70%         1.57%         1.30%
Portfolio turnover rate ....................      54.41%         30.72%      181.08%      147.78%        50.48%       117.31%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

46 See Notes to Financial Statements.

AETNA GOVERNMENT FUND
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                SIX MONTH
                                               PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                              APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                  CLASS A                      (UNAUDITED)       1999         1998         1997         1996          1995
--------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period .......    $  9.86         $10.29      $  9.99      $  9.79       $10.00        $  9.41
                                                -------         ------      -------      -------       ------        -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................       0.28           0.48+        0.49+        0.51+        0.48+          0.60+
 Net realized and change in unrealized gain
  or loss on investments ...................      (0.12)         (0.45)        0.31         0.21        (0.13)          0.56
                                                -------         ------      -------      -------       ------        -------
   Total income from investment operations .       0.16           0.03         0.80         0.72         0.35           1.16
                                                -------         ------      -------      -------       ------        -------
LESS DISTRIBUTIONS:
 From net investment income ................      (0.27)         (0.46)       (0.50)       (0.52)       (0.56)         (0.57)
                                                -------         ------      -------      -------       ------        -------
   Total distributions .....................      (0.27)         (0.46)       (0.50)       (0.52)       (0.56)         (0.57)
                                                -------         ------      -------      -------       ------        -------
Net asset value, end of period .............    $  9.75         $ 9.86      $ 10.29      $  9.99       $ 9.79        $ 10.00
                                                =======         ======      =======      =======       ======        =======

Total return ...............................       1.60%          0.34%        8.19%        7.67%        3.75%         12.60%
Net assets, end of period (000's) ..........    $10,124         $6,009      $   875      $   531       $  526        $   405
Ratio of net investment expenses to average
 net assets ................................       0.95%(1)       0.95%        1.03%        1.45%        1.45%          1.51%
Ratio of net investment income to average
 net assets ................................       5.86%(1)       4.75%        4.88%        5.16%        4.96%          6.02%
Ratio of expenses before reimbursement and
 waiver to average net assets ..............       1.26%(1)       1.72%        1.84%        2.45%        2.32%          2.11%
Portfolio turnover rate ....................      54.41%         30.72%      181.08%      147.78%       50.48%        117.31%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 47

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
AETNA GOVERNMENT FUND
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...      $ 9.86             $10.12
                                              ------             ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................        0.25               0.27+
 Net realized and change in unrealized
  gain or loss on investments ..........       (0.13)             (0.27)
                                              ------             ------
   Total income from investment
    operations..........................        0.12               0.00
                                              ------             ------
LESS DISTRIBUTIONS:
 From net investment income ............       (0.23)             (0.26)
                                              ------             ------
   Total distributions .................       (0.23)             (0.26)
                                              ------             ------
Net asset value, end of period .........      $ 9.75             $ 9.86
                                              ======             ======

Total return ...........................        1.22%              0.00%
Net assets, end of period (000's) ......      $  167             $  152
Ratio of net investment expenses to
 average net assets ....................        1.70%(1)           1.70%(1)
Ratio of net investment income to
 average net assets ....................        5.11%(1)           4.00%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......        2.01%(1)           2.47%(1)
Portfolio turnover rate ................       54.41%             30.72%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

48 See Notes to Financial Statements.

AETNA GOVERNMENT FUND
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                      PERIOD FROM
                                      SIX MONTH                      JUNE 30, 1998
                                     PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                                    APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C                    (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------         --------------  -----------   -------------------
Net asset value, beginning
 of period ................            $ 9.85         $10.29           $ 10.11
                                       ------         ------           -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....              0.24           0.40+             0.15+
 Net realized and change in
  unrealized gain or loss on
  investments..............             (0.12)         (0.45)             0.17
                                       ------         ------           -------
   Total income from
    investment operations .              0.12          (0.05)             0.32
                                       ------         ------           -------
LESS DISTRIBUTIONS:
 From net investment income             (0.23)         (0.39)            (0.14)
                                       ------         ------           -------
   Total distributions ....             (0.23)         (0.39)            (0.14)
                                       ------         ------           -------
Net asset value, end of
 period....................            $ 9.74         $ 9.85           $ 10.29
                                       ======         ======           =======

Total return ..............              1.24%         (0.46)%            3.18%
Net assets, end of period
 (000's)...................            $  119         $  124           $   117
Ratio of net investment
 expenses to average net
 assets....................              1.70%(1)       1.70%             1.70%(1)
Ratio of net investment
 income to average net
 assets....................              5.11%(1)       4.00%             4.21%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....              2.01%(1)       2.47%             2.51%(1)
Portfolio turnover rate ...             54.41%         30.72%           181.08%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 49

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
HIGH YIELD
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                      PERIOD FROM
                                      SIX MONTH                    FEBRUARY 2, 1998
                                     PERIOD ENDED   YEAR ENDED       (COMMENCEMENT
                                    APRIL 30, 2000  OCTOBER 31,     OF OPERATIONS)
          CLASS I                    (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------         --------------  -----------   -------------------
Net asset value, beginning
 of period ................            $ 8.69         $  8.81          $ 10.00
                                       ------         -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....              0.40            0.87+            0.60+
 Net realized and change in
  unrealized gain or loss on
  investments..............             (0.19)          (0.20)           (1.21)
                                       ------         -------          -------
   Total income from
    investment operations .              0.21            0.67            (0.61)
                                       ------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income             (0.47)          (0.79)           (0.58)
                                       ------         -------          -------
   Total distributions ....             (0.47)          (0.79)           (0.58)
                                       ------         -------          -------
Net asset value, end of
 period....................            $ 8.43         $  8.69          $  8.81
                                       ======         =======          =======

Total return ..............              2.35%           7.64%           (6.50)%
Net assets, end of period
 (000's)...................            $8,093         $ 8,447          $ 8,452
Ratio of net investment
 expenses to average net
 assets....................              0.95%(1)        0.95%            0.95%(1)
Ratio of net investment
 income to average net
 assets....................              9.33%(1)        9.58%            8.17%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....              1.45%(1)        1.98%            2.27%(1)
Portfolio turnover rate ...             31.63%         138.79%          258.33%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

50 See Notes to Financial Statements.

HIGH YIELD
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                    PERIOD FROM
                                    SIX MONTH                    FEBRUARY 2, 1998
                                   PERIOD ENDED   YEAR ENDED       (COMMENCEMENT
                                  APRIL 30, 2000  OCTOBER 31,     OF OPERATIONS)
          CLASS A                  (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------       --------------  -----------   -------------------
Net asset value, beginning
 of period ................          $ 8.69         $  8.81          $ 10.00
                                     ------         -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....            0.43            0.85+            0.58+
 Net realized and change in
  unrealized gain or loss on
  investments.............           (0.23)          (0.20)           (1.21)
                                     ------         -------          -------
   Total income from
    investment operations .            0.20            0.65            (0.63)
                                     ------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income           (0.46)          (0.77)           (0.56)
                                     ------         -------          -------
   Total distributions ....           (0.46)          (0.77)           (0.56)
                                     ------         -------          -------
Net asset value, end of
 period....................          $ 8.43         $  8.69          $  8.81
                                     ======         =======          =======

Total return ..............            2.22%           7.39%           (6.67)%
Net assets, end of period
 (000's)...................          $  749         $   570          $   225
Ratio of net investment
 expenses to average net
 assets....................            1.20%(1)        1.20%            1.20%(1)
Ratio of net investment
 income to average net
 assets....................            9.08%(1)        9.33%            7.92%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....            1.70%(1)        2.23%            2.52%(1)
Portfolio turnover rate ...           31.63%         138.79%          258.33%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 51

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
HIGH YIELD
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...     $ 8.68             $  9.27
                                             ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.43                0.54+
 Net realized and change in unrealized
  gain or loss on investments ..........      (0.26)              (0.65)
                                             ------             -------
   Total income from investment
    operations..........................       0.17               (0.11)
                                             ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.43)              (0.48)
                                             ------             -------
   Total distributions .................      (0.43)              (0.48)
                                             ------             -------
Net asset value, end of period .........     $ 8.42             $  8.68
                                             ======             =======

Total return ...........................       1.86%              (1.28)%
Net assets, end of period (000's) ......     $  308             $   286
Ratio of net investment expenses to
 average net assets ....................       1.95%(1)            1.95%(1)
Ratio of net investment income to
 average net assets ....................       8.33%(1)            8.58%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......       2.45%(1)            2.98%(1)
Portfolio turnover rate ................      31.63%             138.79%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

52 See Notes to Financial Statements.

HIGH YIELD
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                      PERIOD FROM
                                      SIX MONTH                      JUNE 30, 1998
                                     PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                                    APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C                    (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------         --------------  -----------   -------------------
Net asset value, beginning
 of period ................            $ 8.68         $  8.80          $ 10.07
                                       ------         -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....              0.35            0.78+            0.24+
 Net realized and change in
  unrealized gain or loss on
  investments..............             (0.19)          (0.19)           (1.27)
                                       ------         -------          -------
   Total income from
    investment operations .              0.16            0.59            (1.03)
                                       ------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income             (0.42)          (0.71)           (0.24)
                                       ------         -------          -------
   Total distributions ....             (0.42)          (0.71)           (0.24)
                                       ------         -------          -------
Net asset value, end of
 period....................            $ 8.42         $  8.68          $  8.80
                                       ======         =======          =======

Total return ..............              1.82%           6.65%          (10.28)%
Net assets, end of period
 (000's)...................            $  219         $   216          $   178
Ratio of net investment
 expenses to average net
 assets....................              1.95%(1)        1.95%            1.94%(1)
Ratio of net investment
 income to average net
 assets....................              8.33%(1)        8.58%            7.18%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....              2.45%(1)        2.98%            3.26%(1)
Portfolio turnover rate ...             31.63%         138.79%          258.33%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 53

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MONEY MARKET
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                SIX MONTH
                                               PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                              APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                  CLASS I                      (UNAUDITED)       1999         1998         1997         1996          1995
--------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period .......    $   1.00       $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                --------       --------     --------     --------     --------      --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................        0.03           0.05+        0.05+        0.05+        0.05+         0.06+
                                                --------       --------     --------     --------     --------      --------
   Total income from investment operations .        0.03           0.05         0.05         0.05         0.05          0.06
                                                --------       --------     --------     --------     --------      --------
LESS DISTRIBUTIONS:
 From net investment income ................       (0.03)         (0.05)       (0.05)       (0.05)       (0.05)        (0.06)
                                                --------       --------     --------     --------     --------      --------
   Total distributions .....................       (0.03)         (0.05)       (0.05)       (0.05)       (0.05)        (0.06)
                                                --------       --------     --------     --------     --------      --------
Net asset value, end of period .............    $   1.00       $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                                ========       ========     ========     ========     ========      ========

Total return ...............................        2.80%          4.88%        5.36%        5.49%        5.44%         5.95%
Net assets, end of period (000's) ..........    $247,280       $284,594     $276,024     $273,710     $323,281      $275,524
Ratio of net investment expenses to average
 net assets ................................        0.55%(1)       0.50%        0.48%        0.37%        0.30%         0.27%
Ratio of net investment income to average
 net assets ................................        5.54%(1)       4.79%        5.24%        5.31%        5.30%         5.78%
Ratio of expenses before reimbursement and
 waiver to average net assets ..............        0.65%(1)       0.64%        0.72%        0.81%        0.83%         0.88%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

54 See Notes to Financial Statements.

MONEY MARKET
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                  SIX MONTH
                                                 PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                   CLASS A                       (UNAUDITED)       1999         1998         1997         1996          1995
----------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period .........    $   1.00       $   1.00     $   1.00     $   1.00     $   1.00      $  1.00
                                                  --------       --------     --------     --------     --------      -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................        0.03           0.05+        0.05+        0.05+        0.05+        0.06+
                                                  --------       --------     --------     --------     --------      -------
   Total income from investment
    operations ...............................        0.03           0.05         0.05         0.05         0.05         0.06
                                                  --------       --------     --------     --------     --------      -------
LESS DISTRIBUTIONS:
 From net investment income ..................       (0.03)         (0.05)       (0.05)       (0.05)       (0.05)       (0.06)
                                                  --------       --------     --------     --------     --------      -------
   Total distributions .......................       (0.03)         (0.05)       (0.05)       (0.05)       (0.05)       (0.06)
                                                  --------       --------     --------     --------     --------      -------
Net asset value, end of period ...............    $   1.00       $   1.00     $   1.00     $   1.00     $   1.00      $  1.00
                                                  ========       ========     ========     ========     ========      =======

Total return .................................        2.80%          4.88%        5.36%        5.49%        5.44%        5.95%
Net assets, end of period (000's) ............    $178,267       $181,623     $161,456     $156,530     $119,849      $78,726
Ratio of net investment expenses to
 average net assets ..........................        0.55%(1)       0.50%        0.48%        0.37%        0.30%        0.26%
Ratio of net investment income to average net
 assets.......................................        5.54%(1)       4.79%        5.24%        5.31%        5.30%        5.79%
Ratio of expenses before reimbursement and
 waiver to average net assets ................        0.65%(1)       0.64%        0.72%        0.91%        0.93%        0.87%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 55

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MONEY MARKET
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...     $ 1.00              $ 1.00
                                             ------              ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................       0.02                0.03+
                                             ------              ------
   Total income from investment
    operations..........................       0.02                0.03
                                             ------              ------
LESS DISTRIBUTIONS:
 From net investment income ............      (0.02)              (0.03)
                                             ------              ------
   Total distributions .................      (0.02)              (0.03)
                                             ------              ------
Net asset value, end of period .........     $ 1.00              $ 1.00
                                             ======              ======

Total return ...........................       2.29%               2.56%
Net assets, end of period (000's) ......     $  174              $  148
Ratio of net investment expenses to
 average net assets ....................       1.55%(1)            1.50%(1)
Ratio of net investment income to
 average net assets ....................       4.54%(1)            3.78%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......       1.65%(1)            1.64%(1)

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

56 See Notes to Financial Statements.

MONEY MARKET
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                    PERIOD FROM
                                     SIX MONTH                      JUNE 30, 1998
                                    PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                                   APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C                   (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------        --------------  -----------   -------------------
Net asset value, beginning
 of period ................           $ 1.00         $ 1.00          $ 1.00
                                      ------         ------          ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....             0.03           0.05+           0.02+
                                      ------         ------          ------
   Total income from
    investment operations .             0.03           0.05            0.02
                                      ------         ------          ------
LESS DISTRIBUTIONS:
 From net investment income            (0.03)         (0.05)          (0.02)
                                      ------         ------          ------
   Total distributions ....            (0.03)         (0.05)          (0.02)
                                      ------         ------          ------
Net asset value, end of
 period....................           $ 1.00         $ 1.00          $ 1.00
                                      ======         ======          ======

Total return ..............             2.80%          4.88%           1.75%
Net assets, end of period
 (000's)...................           $7,697         $6,765          $  916
Ratio of net investment
 expenses to average net
 assets....................             0.55%(1)       0.50%           0.48%(1)
Ratio of net investment
 income to average net
 assets....................             5.54%(1)       4.79%           5.24%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....             0.65%(1)       0.64%           0.72%(1)

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 57